TMK/UNITED FUNDS, INC.

                 SEMIANNUAL
                 REPORT
                 --------------------------------------
                 For the six months ended June 30, 1997

     PRESIDENT'S LETTER
     -----------------------------------------------------------------
     JUNE 30, 1997

     Dear Policyholder:

     As Waddell & Reed celebrates its 60th anniversary in the financial services industry, I would like to thank you for your continued confidence in our products and services. Since we opened our doors in 1937, our goal has been and continues to be to provide the best service possible to our shareholders and policyholders. This commitment is reflected in every area of our organization: starting with your financial advisor and continuing with our investment management and customer service people of our affiliated companies.

     Your confidence in the success of the products and services offered by Waddell & Reed and its affiliates is reflected in the growth the Funds have experienced over our 60 years. Total mutual fund assets under management reached the $1 billion mark in 1961, and over the $5 billion mark in 1985. As of June 30, 1997, mutual fund assets under management totaled more than $19.3 billion.

     We look forward to helping you meet the financial goals that are important to you, now and for many years to come. Should you have any questions about your account or other financial issues that are important to you, contact your financial advisor or your local Waddell & Reed office. They're ready to help you make the most of your financial future.

     Respectfully,
     Keith A. Tucker
     President

     THE INVESTMENTS OF THE GROWTH PORTFOLIO
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS
     Apparel and Other Textile Products - 2.10%
      Liz Claiborne, Inc.  ....................   132,300 $  6,168,487
      Tommy Hilfiger Corporation*  ............   167,500    6,731,323
        Total .................................             12,899,810

     Business Services - 3.39%
      Manpower Inc.  ..........................   469,200   20,879,400

     Chemicals and Allied Products - 15.19%
      American Home Products Corporation  .....   128,100    9,799,650
      Amgen Inc.  .............................   142,900    8,301,490
      Avon Products, Inc.  ....................    94,000    6,632,828
      Colgate-Palmolive Company  ..............   152,000    9,918,000
      Merck & Co., Inc.  ......................   122,100   12,637,350
      Monsanto Company  .......................   100,000    4,306,200
      Novartis AG (A)  ........................     4,600    7,350,678
      Pfizer Inc.  ............................    80,000    9,560,000
      Praxair, Inc.  ..........................   291,500   16,324,000
      Schering-Plough Corporation  ............   180,200    8,627,075
        Total .................................             93,457,271

     Communication - 4.70%
      Ameritech Corporation  ..................    90,900    6,175,473
      Nokia Corporation, Series A, ADR  .......   224,000   16,520,000
      SBC Communications Inc.  ................   100,000    6,187,500
        Total .................................             28,882,973

     Depository Institutions - 3.90%
      BankAmerica Corporation  ................   108,400    6,998,521
      Comerica Incorporated  ..................   146,300    9,948,400
      Wells Fargo & Company  ..................    26,200    7,060,900
        Total .................................             24,007,821

     Electronic and Other Electric Equipment - 6.36%
      Altera Corp.*  ..........................   100,000    5,062,500
      Emerson Electric Co.  ...................   161,900    8,914,538
      General Electric Company  ...............   152,000    9,937,000
      Intel Corporation  ......................    67,700    9,585,846
      Micron Technology, Inc.*  ...............   140,000    5,591,180
        Total .................................             39,091,064

     Food and Kindred Products - 3.12%
      ConAgra, Inc.  ..........................   125,000    8,015,625
      PepsiCo, Inc.  ..........................   297,400   11,170,939
        Total .................................             19,186,564

     Health Services - 4.12%
      Columbia/HCA Healthcare Corporation  ....   302,000   11,872,224
      Vencor, Incorporated*  ..................   319,300   13,490,425
        Total .................................             25,362,649

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE GROWTH PORTFOLIO
     JUNE 30, 1997
                                                   Shares        Value
     COMMON STOCKS (Continued)
     Holding and Other Investment Offices - 1.90%
      Randstad Holding nv (A)  ................   111,000 $ 11,704,447

     Industrial Machinery and Equipment - 10.37%
      Applied Materials, Inc.*  ...............   431,700   30,556,158
      Case Corporation  .......................   102,000    7,025,250
      Cummins Engine Company, Inc.  ...........    46,100    3,252,908
      Eaton Corporation  ......................    51,100    4,461,643
      Parker Hannifin Corporation  ............   250,600   15,208,162
      United Technologies Corporation  ........    39,700    3,295,100
        Total .................................             63,799,221

     Instruments and Related Products - 4.06%
      Baxter International Inc.  ..............   171,900    8,981,775
      Honeywell Inc.  .........................    37,500    2,845,313
      KLA Instruments Corporation*  ...........   124,000    6,048,844
      Medtronic, Inc.  ........................    88,000    7,128,000
        Total .................................             25,003,932

     Insurance Carriers - 6.85%
      Allstate Corporation (The)  .............   150,700   11,001,100
      American International Group, Inc.  .....    65,200    9,739,250
      MGIC Investment Corporation  ............   222,200   10,651,601
      United HealthCare Corporation  ..........   206,300   10,727,600
        Total .................................             42,119,551

     Motion Pictures - 1.55%
      Walt Disney Company (The)  ..............   119,000    9,549,750

     Nondepository Institutions - 2.84%
      Fannie Mae  .............................   229,000    9,990,125
      Student Loan Marketing Association  .....    58,700    7,454,900
        Total .................................             17,445,025

     Petroleum and Coal Products - 4.13%
      Exxon Corporation  ......................   147,000    9,040,500
      Royal Dutch Petroleum Company  ..........   208,000   11,310,000
      Tosco Corporation  ......................   169,500    5,074,322
        Total .................................             25,424,822

     Railroad Transportation - 2.92%
      Burlington Northern Santa Fe Corporation    100,000    8,987,500
      Union Pacific Corporation  ..............   127,400    8,981,700
        Total .................................             17,969,200

     Special Trade Contractors - 1.90%
      Telefonaktiebolaget LM Ericsson, ADR,
        Class B ...............................   295,900   11,660,235

     Tobacco Products - 3.37%
      Philip Morris Companies Inc.  ...........   467,000   20,723,125

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE GROWTH PORTFOLIO
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS (Continued)
     Transportation Equipment - 7.24%
      AlliedSignal Inc.  ......................    75,900 $  6,375,600
      Boeing Company (The)  ...................   222,200   11,790,376
      Harley-Davidson, Inc.  ..................   325,900   15,643,200
      Sundstrand Corporation  .................   198,100   10,697,400
        Total .................................             44,506,576

     Wholesale Trade -- Durable Goods - 4.55%
      Johnson & Johnson  ......................   180,000   11,587,500
      Motorola, Inc.  .........................   215,700   16,393,200
        Total .................................             27,980,700

     Wholesale Trade -- Nondurable Goods - 2.62%
      Gillette Company (The)  .................    64,000    6,064,000
      Unilever N.V.  ..........................    46,000   10,028,000
        Total .................................             16,092,000

     TOTAL COMMON STOCKS - 97.18%                         $597,746,136
      (Cost: $501,007,403)

     PREFERRED STOCK - 0.41%
     Holding and Other Investment Offices
      LTC Properties, Inc., 9.5%  .............   100,000 $  2,550,000
      (Cost: $2,500,000)

                                                Principal
                                                Amount in
                                                Thousands

     CORPORATE DEBT SECURITY - 0.41%
     Business Services
      Adaptec Inc., Convertible,
        4.75%, 2-1-2004 (B) ...................    $2,500 $  2,490,625
      (Cost: $2,495,197)

     TOTAL SHORT-TERM SECURITIES - 2.99%                  $ 18,411,134
      (Cost: $18,411,134)

     TOTAL INVESTMENT SECURITIES - 100.99%                $621,197,895
      (Cost: $524,413,734)

     LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.99%)    (6,089,853)

     NET ASSETS - 100.00%                                 $615,108,042


               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE PORTFOLIO
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS
     Apparel and Accessory Stores - 1.19%
      Gap, Inc. (The)  ........................   177,300 $  6,892,538

     Apparel and Other Textile Products _ 0.54%
      Tommy Hilfiger Corporation*  ............    77,200    3,102,436

     Building Materials and Garden Supplies - 0.74%
      Home Depot, Inc. (The)  .................    62,400    4,301,669

     Business Services - 3.79%
      Computer Associates International, Inc.      45,825    2,551,857
      Manpower Inc.  ..........................    86,600    3,853,700
      Microsoft Corporation*  .................    69,200    8,751,585
      Oracle Systems Corporation*  ............   134,550    6,773,651
        Total .................................             21,930,793

     Chemicals and Allied Products - 17.50%
      Abbott Laboratories  ....................    93,900    6,267,825
      Air Products and Chemicals, Inc.  .......    93,800    7,621,250
      Amgen Inc.  .............................    87,100    5,059,900
      Avon Products, Inc.  ....................    42,100    2,970,660
      BetzDearborn Inc.  ......................    79,100    5,220,600
      Colgate-Palmolive Company  ..............    97,800    6,381,450
      Crompton & Knowles Corporation  .........    98,500    2,197,732
      Dow Chemical Company (The)  .............    46,900    4,086,163
      du Pont (E.I.) de Nemours and Company  ..   163,200   10,108,118
      Geon Company (The)  .....................   100,600    2,037,150
      IMC Global, Inc.  .......................    51,500    1,802,500
      Lilly (Eli) and Company  ................    58,100    6,351,027
      Merck & Co., Inc.  ......................    60,200    6,230,700
      PPG Industries, Inc.  ...................   101,900    5,922,938
      Pfizer Inc.  ............................    54,700    6,536,650
      Praxair, Inc.  ..........................    81,600    4,569,600
      Procter & Gamble Company (The)  .........    48,900    6,907,125
      Union Carbide Corporation  ..............    71,400    3,360,227
      Warner-Lambert Company  .................    60,400    7,504,700
        Total .................................            101,136,315

     Communication - 1.26%
      MCI Communications Corporation  .........    86,000    3,292,166
      SBC Communications Inc.  ................    40,300    2,493,562
      360. Communications Company*  ...........    85,800    1,469,325
        Total .................................              7,255,053


               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE INCOME PORTFOLIO
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS (Continued)
     Depository Institutions - 4.78%
      BankAmerica Corporation  ................    87,400 $  5,642,719
      Chase Manhattan Corporation (The)  ......    48,300    4,688,095
      Citicorp  ...............................    47,200    5,690,526
      First Bank System, Inc.  ................    40,800    3,483,300
      Norwest Corporation  ....................    99,500    5,596,875
      Wells Fargo & Company  ..................     9,400    2,533,300
        Total .................................             27,634,815

     Electric, Gas and Sanitary Services - 1.14%
      Duke Energy Corp.  ......................    54,200    2,598,185
      Southern Company (The)  .................   110,700    2,421,563
      Waste Management Inc.  ..................    48,900    1,570,911
        Total .................................              6,590,659

     Electronic and Other Electric Equipment - 9.45%
      AMP Incorporated  .......................    89,700    3,744,975
      Aeroquip-Vickers Inc.  ..................    48,900    2,310,525
      Analog Devices, Inc.*  ..................   386,400   10,263,557
      Emerson Electric Co.  ...................    65,200    3,590,042
      General Electric Company  ...............   195,800   12,800,425
      Harman International Industries,
        Incorporated ..........................    24,150    1,017,319
      Intel Corporation  ......................    80,100   11,341,599
      LSI Logic Corporation*  .................   134,400    4,300,800
      Molex Incorporated, Class A  ............    97,733    3,399,251
      Rival Company (The)  ....................   130,300    1,864,854
        Total .................................             54,633,347

     Engineering and Management Services - 0.51%
      Fluor Corporation  ......................    53,800    2,969,061

     Food and Kindred Products - 2.11%
      CPC International Inc.  .................    65,900    6,083,361
      PepsiCo, Inc.  ..........................   163,200    6,130,118
        Total .................................             12,213,479

     Food Stores - 0.47%
      Kroger Co. (The)*  ......................    92,600    2,685,400

     Forestry - 1.06%
      Georgia-Pacific Corporation  ............    34,700    2,962,513
      Weyerhaeuser Company  ...................    61,200    3,182,400
        Total .................................              6,144,913

     Furniture and Fixtures - 0.10%
      Lear Corporation*  ......................    13,400      594,625

     Furniture and Home Furnishings Stores - 0.81%
      Circuit City Stores, Inc.  ..............   130,500    4,665,375

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE INCOME PORTFOLIO
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS (Continued)
     General Building Contractors - 0.45%
      Pulte Corporation  ......................    74,600 $  2,578,325

     General Merchandise Stores - 4.67%
      Dayton Hudson Corporation  ..............   113,700    6,047,362
      Federated Department Stores, Inc.*  .....    70,700    2,456,825
      Kmart Corporation*  .....................   467,000    5,720,750
      May Department Stores Company (The)  ....    81,600    3,855,600
      Sears, Roebuck and Co.  .................    53,200    2,859,500
      Wal-Mart Stores, Inc.  ..................   178,500    6,035,442
        Total .................................             26,975,479

     Health Services - 1.12%
      Tenet Healthcare Corporation*  ..........   128,600    3,801,673
      Vencor, Incorporated*  ..................    62,800    2,653,300
        Total .................................              6,454,973

     Heavy Construction, Excluding Building - 0.23%
      Foster Wheeler Corporation  .............    32,600    1,320,300

     Industrial Machinery and Equipment - 15.86%
      AGCO Corporation  .......................   241,800    8,689,567
      Applied Materials, Inc.*  ...............   141,100    9,987,199
      Case Corporation  .......................   146,200   10,069,525
      Caterpillar Inc.  .......................   107,000   11,489,125
      cisco Systems, Inc.*  ...................   138,500    9,301,106
      Compaq Computer Corporation*  ...........    60,100    5,964,925
      Deere & Company  ........................   167,600    9,186,491
      Eaton Corporation  ......................    40,800    3,562,330
      Harnischfeger Industries, Inc.  .........   111,900    4,643,850
      Ingersoll-Rand Company  .................    32,600    2,013,050
      International Business Machines Corporation  54,400    4,906,173
      New Holland NV  .........................   111,200    3,044,100
      Parker Hannifin Corporation  ............    48,900    2,967,594
      United Technologies Corporation  ........    70,800    5,876,400
        Total .................................             91,701,435

     Instruments and Related Products - 3.44%
      General Motors Corporation, Class H  ....    14,400      831,600
      Guidant Corporation  ....................    83,700    7,114,500
      Medtronic, Inc.  ........................    65,200    5,281,200
      Xerox Corporation  ......................    84,500    6,664,937
        Total .................................             19,892,237

     Insurance Carriers - 2.24%
      Aetna Life & Casualty Company  ..........    60,400    6,183,450
      Oxford Health Plans Inc.*  ..............    93,800    6,733,058
        Total .................................             12,916,508


               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE INCOME PORTFOLIO
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS (Continued)
     Miscellaneous Manufacturing Industries - 0.93%
      Armstrong World Industries, Inc.  .......    73,400 $  5,385,725

     Miscellaneous Retail - 0.26%
      OfficeMax, Inc.*  .......................   104,625    1,510,471

     Motion Pictures - 0.79%
      Walt Disney Company (The)  ..............    57,100    4,582,275

     Nondepository Institutions - 2.74%
      Fannie Mae  .............................   163,400    7,128,325
      Federal Home Loan Mortgage Corporation  .   253,600    8,717,500
        Total .................................             15,845,825

     Paper and Allied Products - 0.47%
      International Paper Company  ............    55,600    2,700,047

     Petroleum and Coal Products - 2.74%
      Mobil Corporation  ......................    72,200    5,044,975
      Royal Dutch Petroleum Company  ..........   104,800    5,698,500
      Tosco Corporation  ......................   170,500    5,104,259
        Total .................................             15,847,734

     Primary Metal Industries - 0.73%
      Aluminum Company of America  ............    56,000    4,221,000

     Railroad Transportation - 0.50%
      Union Pacific Corporation  ..............    40,800    2,876,400

     Rubber and Miscellaneous Plastics Products - 0.89%
      Goodyear Tire & Rubber Company (The)  ...    81,600    5,166,259

     Special Trade Contractors - 1.11%
      Telefonaktiebolaget LM Ericsson, ADR,
        Class B ...............................   163,100    6,427,119


               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE INCOME PORTFOLIO
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS (Continued)
     Transportation by Air - 0.52%
      AMR Corporation*  .......................    32,600 $  3,015,500

     Transportation Equipment - 5.54%
      AlliedSignal Inc.  ......................    61,900    5,199,600
      Boeing Company (The)  ...................   103,600    5,497,223
      Chrysler Corporation  ...................   179,400    5,886,473
      Dana Corporation  .......................    62,000    2,356,000
      Ford Motor Company  .....................    44,000    1,661,000
      General Motors Corporation  .............    40,800    2,274,600
      Northrop Grumman Corporation  ...........    78,300    6,875,680
      Sundstrand Corporation  .................    42,000    2,268,000
        Total .................................             32,018,576

     Wholesale Trade -- Durable Goods - 0.61%
      Motorola, Inc.  .........................    46,500    3,534,000

     Wholesale Trade -- Nondurable Goods - 3.00%
      Gillette Company (The)  .................   158,711   15,037,867
      Safeway Inc.*  ..........................    49,700    2,292,413
        Total .................................             17,330,280

     TOTAL COMMON STOCKS - 94.29%                         $545,050,946
      (Cost: $328,925,749)

     TOTAL SHORT-TERM SECURITIES - 5.68%                  $ 32,814,851
      (Cost: $32,814,851)

     TOTAL INVESTMENT SECURITIES - 99.97%                 $577,865,797
      (Cost: $361,740,600)

     CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.03%         195,548

     NET ASSETS - 100.00%                                 $578,061,345


               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS
     Agricultural Production _- Crops - 1.73%
      Pioneer Hi-Bred International, Inc.  ....       700   $   56,000

     Auto Repair, Services and Parking - 1.78%
      Hertz Corp (The), Class A*  .............     1,600       57,600

     Business Services - 28.14%
      America Online, Inc.*  ..................       900       50,062
      Autodesk, Inc.  .........................     1,500       57,515
      CUC International Inc.*  ................     2,300       59,368
      HCIA Inc.*  .............................     2,500       83,750
      HPR Inc.*  ..............................     2,800       51,274
      i2 Technologies, Inc.*  .................     1,300       40,056
      IDX Systems Corporation*  ...............     1,300       45,012
      Intuit Inc.*  ...........................     1,800       41,231
      McAfee Associates, Inc.*  ...............       700       44,143
      Parametric Technology Corporation*  .....     1,100       46,784
      Primark Corporation*  ...................     2,200       58,575
      Security Dynamics Technologies, Inc.*  ..     1,900       69,943
      Simulation Sciences, Inc.*  .............     3,000       45,186
      TMP Worldwide Inc.*  ....................     2,500       60,468
      Visio Corporation*  .....................       800       56,374
      Wind River Systems, Inc.*  ..............     2,600       99,936
        Total .................................                909,677

     Communication - 4.87%
      Intermedia Communications of Florida,
       Inc.*  .................................     1,600       51,600
      Nokia Corporation, Series A, ADR  .......       700       51,625
      WorldCom Inc.*  .........................     1,700       54,346
        Total .................................                157,571

     Electronic and Other Electric Equipment - 5.35%
      ADC Telecommunications, Inc.*  ..........     1,000       33,437
      Ascend Communications, Inc.*  ...........     1,300       51,065
      PairGain Technologies, Inc.*  ...........     2,100       32,615
      Tellabs*  ...............................     1,000       55,812
        Total .................................                172,929

     Industrial Machinery and Equipment _ 1.38%
      Culligan Water Technologies, Inc.*  .....     1,000       44,750

     Instruments and Related Products - 1.50%
      STERIS Corporation*  ....................     1,300       48,425

     Oil and Gas Extraction - 1.39%
      Enron Corporation  ......................     1,100       44,893

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS (Continued)
     Wholesale Trade -- Durable Goods - 2.85%
      OmniCare, Inc.  .........................     1,600   $   50,200
      Peerless Systems Corporation*  ..........     3,000       42,000
        Total .................................                 92,200

     Wholesale Trade -- Nondurable Goods - 1.88%
      800_Jr. CIGAR Inc.*  ....................     2,900       60,717

     TOTAL COMMON STOCKS - 50.87%                           $1,644,762
      (Cost: $1,466,213)

                                                Principal
                                                Amount in
                                                Thousands

     SHORT-TERM SECURITIES
     Commercial Paper - 3.09%
      Instruments and Related Products
      Hughes Electronics Corp.,
        5.82%, 7-10-97 ........................    $  100       99,854

     Repurchase Agreement - 12.84%
      J. P. Morgan Securities, 5.9%
        Repurchase Agreement dated
        6-30-97 to be repurchased
        at $415,068 on 7-1-97 (C)..............       415      415,000

     United States Government - 30.89%
      Federal Mortgage Corporation,
        5.55%, 7-8-97 .........................     1,000      998,931

     TOTAL SHORT-TERM SECURITIES - 46.82%                   $1,513,785
      (Cost: $1,513,785)

     TOTAL INVESTMENT SECURITIES - 97.69%                   $3,158,547
      (Cost: $2,979,998)

     CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.31%         $74,833

     NET ASSETS - 100.00%                                   $3,233,380


               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS AND RIGHTS
     Argentina _ 0.45%
      Capex S.A., Class A (A)  ................    50,000   $  470,000

     Australia _ 2.68%
      News Corporation Limited (A)  ...........   150,000      719,614
      Publishing & Broadcasting PBL (A)  ......   150,000      864,670
      Westpac Banking Corporation Limited (A)     200,000    1,204,267
        Total .................................              2,788,551

     Brazil _ 1.96%
      CompanLia de Saneamento Desico do
        Estado De Sao Paulo (A) ............... 3,000,000      910,352
      Telecomunicacoes de Sao Paulo
        S.A., Rights (A)* .....................   217,889        2,822
      Telecomunicacoes do Rio de Janeiro
        S.A., Rights (A)* .....................   711,356        6,581
      Uniao de Bancos Brasileiros S.A., GDR*  .    30,000    1,113,750
        Total .................................              2,033,505

     Denmark _ 2.03%
      Neurosearch A/S (A)*  ...................    20,000    1,262,314
      Sydbank A/S (A)  ........................    18,500      844,380
        Total .................................              2,106,694

     Finland _ 1.08%
      Nokia Corporation, Series K (A)  ........    15,000    1,119,489

     France _ 4.82%
      Accor S.A. (A)  .........................     5,500      823,591
      Business Objects S.A., ADR*  ............    31,000      304,172
      Compagnie Generale de Eaux (A)  .........     7,500      960,999
      GEA Grenobloise d'Electronique et
        d'Automatismes (A) ....................     6,000      270,560
      Generale de Geophysique S.A. (A)*  ......     8,000      778,668
      Group Axime (A)*  .......................    10,139    1,199,075
      Societe Industrielle de Transports
        Automobiles S.A. (A) ..................     3,500      668,232
        Total .................................              5,005,297

     Germany _ 4.79%
      Herlitz International Trading AG (A)*  ..     1,500      231,967
      Hoechst AG (A)  .........................    53,100    2,252,487
      Siemens AG (A)  .........................    20,000    1,187,500
      Volkswagen AG (A)  ......................     1,700    1,303,268
        Total .................................              4,975,222


               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS AND RIGHTS (Continued)
     Hong Kong _ 2.46%
      Cheung Kong Infrastructure Holdings
        Limited (A) ...........................    95,000  $   938,129
      Guangdong Kelon Electrical Holdings
        Company Limited (A) ...................   421,000      402,153
      JCG Holdings Ltd. (A)  ..................   800,000      650,591
      New World Infrastructure Ltd. (A)*  .....   200,000      567,976
        Total .................................              2,558,849

     Indonesia _ 3.11%
      PT Bank NISP, F (A)  .................... 1,400,000      777,778
      PT Matahari Putra Prima, F (A)  .........   573,750    1,156,944
      PT Steady Safe Transportation
        Service, F (A) ........................   453,333      531,687
      PT United Tractors, F (A)  ..............   205,000      759,259
        Total .................................              3,225,668

     Italy _ 1.82%
      Industrie Natuzzi S.p.A., ADR  ..........    40,000    1,025,000
      STET - Societa Financiaria
        Telefonica p.a. (A)* ..................   250,000      867,519
        Total .................................              1,892,519

     Japan _ 10.68%
      Aloka Co. Ltd. (A)  .....................    13,000      127,040
      Alps Electric Co., Ltd. (A)  ............   118,000    1,647,326
      Eisai Co., Ltd. (A)  ....................    60,000    1,136,027
      Fujitsu Ltd. (A)  .......................   100,000    1,387,314
      Matsushita Electric Industrial (A)  .....    40,000      806,212
      Murata Manufacturing Co. Ltd. (A)  ......    25,000      994,678
      NEC Corporation (A)  ....................    77,000    1,074,950
      Nintendo Corp., Ltd. (A)  ...............    15,000    1,256,435
      Promise Co., Ltd. (A)  ..................    16,000      915,801
      Sony Corporation (A)  ...................    20,000    1,743,303
        Total .................................             11,089,086

     Malaysia _ 0.54%
      Multi-Purpose Hldgs Bhd (A)  ............   400,000      561,059

     Mexico _ 3.87%
      Corporacion Industrial Sanluis, S.A.
        de C.V., CPO (A) ......................    75,500      558,907
      Empresas ICA Sociedad Controladora,
        S.A. de C.V., ADS .....................    50,000      803,100
      Gruma, S.A., Class B (A)*  ..............    71,400      332,595
      Grupo Financiero Bancomer, S.A. de
        C.V., B, CPO (A)* ..................... 2,000,000      964,371
      Grupo Financiero Inbursa, S.A. de
        C.V., Class B (A) .....................   175,234      745,677
      Grupo Televisa, S.A., GDR*  .............    20,100      610,538
        Total .................................              4,015,188
               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS AND RIGHTS (Continued)
     Netherlands _ 7.51%
      Fugro N.V. (A)  .........................    42,000  $ 1,080,434
      Getronics N.V. (A)  .....................    35,000    1,130,355
      Internatio-Muller N.V. (A)  .............    30,000      945,953
      Koninklijke Boskalis Westminster N.V. (A)    47,900      939,407
      Koninklijke Pakhoed NV (A)  .............    17,000      599,256
      Ordina Beheer N.V. (A)*  ................    52,000      940,349
      Philips Electric N.V.  ..................    12,000      862,500
      Randstad Holding nv (A)  ................     8,500      896,286
      Stork N.V. (A)  .........................    10,000      407,519
        Total .................................              7,802,059

     Norway _ 1.93%
      Merkantildata A/S (A)  ..................    61,000    1,207,904
      Schibsted AS (A)  .......................    40,000      792,068
        Total .................................              1,999,972

     Philippines - 0.56%
      Belle Corporation (A)*  ................. 2,000,000      583,776

     Portugal _ 1.08%
      Electricidade De PT, ADR*  ..............     8,000      288,000
      Telecel-Comunicacaoes Pessoais, SA (A)*      10,000      829,428
        Total .................................              1,117,428

     Russian Federation _ 1.53%
      Open Joint Stock Company
        Vimpel-Communications, ADR* ...........    41,805    1,588,590

     Spain _ 1.74%
      Sociedad General de Aquas de
        Barcelona, S.A. (A) ...................    20,000      818,515
      Union Electrica Fenosa, S.A. (A)  .......   109,000      991,313
        Total .................................              1,809,828

     Sweden _ 5.52%
      Biacore International AB, ADR*  .........    25,000      295,300
      Biora AB, ADR*  .........................    20,000      361,240
      Bure Investment AB (A)  .................    65,000      820,835
      Enator AB (A)*  .........................    30,000      536,214
      Frontec AB, Class B (A)*  ...............    54,900      462,193
      Kinnevik AB, B Shares (A)  ..............    21,500      600,100
      Skandia Enskilda Banken, Class A (A) ....    75,000      811,121
      Skandia Group Insurance Company Ltd. (A)     50,000    1,845,664
        Total .................................              5,732,667


               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS AND RIGHTS (Continued)
     Switzerland _ 11.42%
      AFG Arbonia-Forster Holding AG (A)*  ....       975  $   594,105
      Brauerei Eichhof AG (A)  ................       280      718,883
      Choco Lindt & Spru AG, Registered (A)  ..        50    1,095,440
      Clariant AG (A)  ........................     3,100    2,005,683
      Credit Suisse Group, Registered Shares (A)   20,000    2,567,438
      Julius Baer Holding AG (A)  .............       500      765,097
      Novartis AG (A)  ........................     1,100    1,757,771
      SMH Swiss Corporation (A)  ..............     1,300      742,298
      Swisslog Holding AG (A)*  ...............     4,850    1,610,468
        Total .................................             11,857,183

     Thailand _ 0.29%
      Srithai Superware Public Company
        Limited, F (A) ........................   130,000      305,422

     Turkey _ 0.83%
      Haci Omer Sabanci Holding
        A.S., ADR(A)(B)* ......................    96,000      864,000

     United Kingdom _ 11.65%
      Corporate Services Group plc (A)  .......   575,000    1,804,978
      Dr Solomon's Group PLC, ADR*  ...........    25,000      639,050
      Freepages Group plc (A)*  ............... 2,000,000    1,222,664
      Hays plc (A)  ...........................   100,000      950,887
      Imperial Chemical Industries PLC, ADR  ..    20,000    1,137,500
      Misys plc (A)  ..........................    50,209    1,139,228
      National Westminster Bank Plc (A)  ......   100,000    1,344,731
      Norwich Union plc (A)*  .................   144,000      762,575
      Professional Staff plc, ADR*  ...........    55,000      639,375
      Rolls-Royce plc (A)  ....................   200,000      764,373
      Storehouse PLC (A)  .....................   150,000      470,864
      Vodafone Group Plc (A)  .................   250,000    1,217,751
        Total .................................             12,093,976

     United States _ 0.86%
      Manpower Inc.  ..........................    20,000      890,000

     TOTAL COMMON STOCKS AND RIGHTS _ 85.21%               $88,486,028
      (Cost: $79,354,231)

     CONVERTIBLE PREFERRED STOCKS
     Brazil - 3.91%
      Telebras S.A., ADR  .....................    10,000    1,517,500
      Telecomunicacoes de Sao Paulo S.A. (A) . 5,000,000 1,628,273 Telecomunicacoes do Rio de
        Janeiro S.A. (A)* ..................... 6,000,000      921,454
        Total .................................              4,067,227


               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
     JUNE 30, 1997

                                                   Shares        Value

     CONVERTIBLE PREFERRED STOCKS (Continued)
     Germany _ 4.71%
      Marschollek, Lautenschlager und
        Partner AG (A) ........................    12,890  $ 3,067,288
      Moebel Walther AG (A)  ..................    10,000      584,862
      SAP Aktiengesellschaft (A)  .............     6,000    1,238,532
        Total .................................              4,890,682

     Portugal _ 0.96%
      Lusomundo-SGPS, S.A. (A)  ...............   119,000      993,779

     TOTAL CONVERTIBLE PREFERRED STOCKS _ 9.58%            $ 9,951,688
      (Cost: $6,711,865)
                                                     Face
                                                Amount in
                                                Thousands

     UNREALIZED GAIN ON OPEN FORWARD CURRENCY CONTRACTS _ 0.04%
      Deutsche Marks, 6-4-98 (D)  .............   DM3,293       21,186
      French Francs, 6-4-98 (D)  ..............   F19,522       25,543
        Total .................................            $    46,729

     TOTAL SHORT-TERM SECURITIES _ 8.38%                   $ 8,698,318
      (Cost: $8,698,318)

     TOTAL INVESTMENT SECURITIES - 103.21%                $107,182,763
      (Cost: $94,764,414)

     LIABILITIES, NET OF CASH AND OTHER ASSETS - (3.21%)    (3,333,605)

     NET ASSETS - 100.00%                                 $103,849,158


               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
     JUNE 30, 1997
                                                   Shares        Value
     COMMON STOCKS
     Business Services - 8.27%
      America Online, Inc.*  ..................    40,000 $  2,225,000
      Cerner Corporation*  ....................   183,100    3,845,100
      Dr Solomon's Group PLC, ADR*  ...........    55,000    1,405,910
      Intuit Inc.*  ...........................    50,000    1,145,300
      Mechanical Dynamics, Inc.*  .............   105,500      758,229
      Summit Medical Systems, Inc.*  ..........   160,000      454,880
        Total .................................              9,834,419

     Chemicals and Allied Products - 3.65%
      Carson, Inc., Class A*  .................    90,000      967,500
      Dura Pharmaceuticals, Inc.*  ............    50,000    1,990,600
      Genzyme Corporation - General Division*      50,000    1,384,350
        Total .................................              4,342,450

     Communication - 5.25%
      COLT Telecom Group plc, ADR*  ...........   100,000    2,050,000
      Intermedia Communications of Florida,
       Inc.*   ................................   130,000    4,192,500
        Total .................................              6,242,500

     Eating and Drinking Places - 1.25%
      Rare Hospitality International Inc.*  ...   120,000    1,481,160

     Electric, Gas and Sanitary Services - 1.12%
      Waste Industries, Inc.*  ................    75,000    1,326,525

     Electronic and Other Electric Equipment - 5.94%
      Aavid Thermal Technologies*  ............    50,000    1,021,850
      ASM Lithography Holding NV*  ............    42,000    2,453,052
      Etec Systems, Inc.*  ....................    45,000    1,927,935
      Speedfam International, Inc.*  ..........    46,000    1,658,852
        Total .................................              7,061,689

     Engineering and Management Services - 2.45%
      Transition Systems, Inc.*  ..............   160,000    2,914,880

     Furniture and Fixtures - 1.52%
      Kinetic Concepts, Inc.  .................   100,000    1,806,200

     Health Services - 13.26%
      American Retirement Corporation*  .......   115,000    2,041,250
      Beverly Enterprises, Inc.*  .............   100,000    1,625,000
      Healthcare Recoveries, Inc.*  ...........   155,000    2,983,750
      MedPartners, Inc.*  .....................   135,700    2,934,512
      Physicians Resource Group, Inc.*  .......   200,000    1,800,000
      Quorum Health Group, Inc.*  .............   100,000    3,562,500
      Sterling House Corporation*  ............    50,000      818,750
        Total .................................             15,765,762

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
     JUNE 30, 1997
                                                   Shares        Value
     COMMON STOCKS (Continued)
     Industrial Machinery and Equipment - 10.91%
      Integrated Process Equipment Corp.*  ....   285,000 $  7,213,920
      Kulicke & Soffa Industries, Inc.*  ......    60,000    1,944,360
      LAM Research Corporation*  ..............    50,000    1,854,650
      Waterlink, Inc.*  .......................   150,000    1,950,000
        Total .................................             12,962,930

     Instruments and Related Products - 13.59%
      ESC Medical Systems Ltd.*  ..............    80,000    2,044,960
      Heartport, Inc.*  .......................    80,000    1,412,480
      Hologic, Inc.*  .........................    75,000    2,001,525
      LeCroy Corp.*  ..........................    66,000    2,437,842
      St. Jude Medical, Inc.*  ................    80,000    3,120,000
      Sabratek Corporation*  ..................    55,000    1,546,875
      Waters Corporation*  ....................   100,000    3,587,500
        Total .................................             16,151,182

     Personal Services - 7.28%
      Carriage Services, Inc.*  ...............    75,000    1,612,500
      Equity Corporation International*  ......   135,000    3,265,245
      Loewen Group Inc. (The)  ................   108,400    3,780,450
        Total .................................              8,658,195

     Real Estate - 2.11%
      Stewart Enterprises, Inc., Class A  .....    60,000    2,512,500

     Tobacco Products - 1.64%
      Consolidated Cigar Holdings, Inc.*  .....    70,000    1,942,500

     Trucking and Warehousing _ 1.06%
      Pierce Leahy Corp.*  ....................    70,000    1,260,000

     Wholesale Trade -- Durable Goods - 3.51%
      Freepages Group plc (A)* ................ 4,500,000    2,750,994
      Fusion Systems Corporation*  ............    35,900    1,421,389
        Total .................................              4,172,383

     Wholesale Trade -- Nondurable Goods - 1.37%
      Capstone Pharmacy Services, Inc.*  ......   150,000    1,626,450

     TOTAL COMMON STOCKS - 84.18%                         $100,061,725
      (Cost: $88,557,949)

                                                Principal
                                                Amount in
                                                Thousands
     CORPORATE DEBT SECURITY - 0.87%
     Holding and Other Investment Offices
      LTC Properties, Inc., Convertible,
        8.25%, 7-1-2001 .......................    $1,000 $  1,036,250
      (Cost: $1,000,000)

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     SHORT-TERM SECURITIES
     Auto Repair, Services and Parking - 3.00%
      PHH Corporation,
        5.53%, 7-10-97 ........................    $3,565 $  3,560,072

     Depository Institutions - 2.53%
      U.S. Bancorp,
        5.47%, Master Note.....................     3,012    3,012,000

     Food and Kindred Products - 2.68%
      General Mills, Inc.,
        5.495%, Master Note ...................     1,196    1,196,000
      Hercules Inc.,
        5.7%, 7-25-97 .........................     2,000    1,992,400
        Total .................................              3,188,400

     Instruments and Related Products - 2.52%
      Hughes Electronics Corp.,
        5.82%, 7-10-97 ........................     3,000    2,995,635

     Nondepository Institutions - 1.76%
      Textron Financial Corp.,
        5.72%, 7-15-97 ........................     2,090    2,085,351

     Textile Mill Products - 0.58%
      Sara Lee Corporation,
        5.5%, Master Note .....................       685      685,000

     Transportation Equipment - 2.98%
      Dana Credit Corp.,
        5.8%, 7-22-97 .........................     3,560    3,547,955

     TOTAL SHORT-TERM SECURITIES - 16.05%                 $ 19,074,413
      (Cost: $19,074,413)

     TOTAL INVESTMENT SECURITIES - 101.10%                $120,172,388
      (Cost: $108,632,362)

     LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.10%)    (1,302,908)

     NET ASSETS - 100.00%                                 $118,869,480


               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE BALANCED PORTFOLIO
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS
     Automotive Dealers and Service Stations - 0.66%
      Circuit City Stores-CarMax Group*  ......    25,000  $   357,800

     Building Materials and Garden Supplies - 1.13%
      Sherwin-Williams Company (The)  .........    20,000      617,500

     Chemicals and Allied Products - 10.91%
      American Home Products Corporation  .....     7,000      535,500
      Avon Products, Inc.  ....................     8,300      585,665
      Crompton & Knowles Corporation  .........    14,300      319,062
      Dow Chemical Company (The)  .............     5,500      479,187
      du Pont (E.I.) de Nemours and Company  ..     4,800      297,298
      Hoechst AG (A)  .........................    11,000      466,617
      IMC Global, Inc.  .......................    13,000      455,000
      International Flavors & Fragrances Inc.         700       35,262
      Merck & Co., Inc.  ......................     6,600      683,100
      Nalco Chemical Company  .................     7,000      270,375
      Pfizer Inc.  ............................     5,500      657,250
      Praxair, Inc.  ..........................     8,800      492,800
      Warner-Lambert Company  .................     5,400      670,950
        Total .................................              5,948,066

     Communication - 1.81%
      GTE Corporation  ........................     5,300      232,538
      Nokia Corporation, Series A, ADR  .......     1,600      118,000
      SBC Communications Inc.  ................    10,300      637,312
        Total .................................                987,850

     Depository Institutions - 2.00%
      BankAmerica Corporation  ................     9,000      581,058
      Wells Fargo & Company  ..................     1,900      512,050
        Total .................................              1,093,108

     Electric, Gas and Sanitary Services - 2.88%
      Baltimore Gas and Electric Company  .....     7,600      202,821
      Houston Industries Incorporated  ........    12,000      257,244
      PECO Energy Company  ....................    14,000      294,000
      Southern Company (The)  .................    13,000      284,375
      Unicom Corporation  .....................    24,000      532,488
        Total .................................              1,570,928

     Electronic and Other Electric Equipment - 1.20%
      Emerson Electric Co.  ...................     9,000      495,558
      LSI Logic Corporation*  .................     5,000      160,000
        Total .................................                655,558

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE BALANCED PORTFOLIO
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS (Continued)
     Food and Kindred Products - 1.64%
      CPC International Inc.  .................     5,600  $   516,947
      ConAgra, Inc.  ..........................     5,900      378,338
        Total .................................                895,285

     Forestry - 2.02%
      Georgia-Pacific Corporation  ............     6,800      580,550
      Weyerhaeuser Company  ...................    10,000      520,000
        Total .................................              1,100,550

     General Merchandise Stores - 1.15%
      Mercantile Stores Company, Inc.  ........    10,000      629,370

     Health Services - 1.88%
      American Retirement Corporation*  .......    25,000      443,750
      Tenet Healthcare Corporation*  ..........    19,600      579,415
        Total .................................              1,023,165

     Heavy Construction, Excluding Building - 0.41%
      Foster Wheeler Corporation  .............     5,500      222,750

     Holding and Other Investment Offices - 2.56%
      LTC Properties, Inc.  ...................    18,000      326,250
      National Health Investors, Inc.  ........    12,000      471,000
      Zurich Insurance Company (A)  ...........     1,500      596,673
        Total .................................              1,393,923

     Industrial Machinery and Equipment - 2.74%
      Applied Materials, Inc.*  ...............     6,000      424,686
      Deere & Company  ........................     6,000      328,872
      Parker Hannifin Corporation  ............     9,600      582,595
      York International Corporation  .........     3,400      156,400
        Total .................................              1,492,553

     Instruments and Related Products - 1.71%
      General Motors Corporation, Class H  ....     6,600      381,150
      St. Jude Medical, Inc.*  ................    14,200      553,800
        Total .................................                934,950

     Insurance Carriers - 1.80%
      Chubb Corporation (The)  ................     6,200      414,625
      Hartford Financial Services Group (The)       4,100      339,275
      United HealthCare Corporation  ..........     4,400      228,800
        Total .................................                982,700

     Metal Mining - 0.81%
      Homestake Mining Company  ...............    34,000      444,108

     Miscellaneous Manufacturing Industries - 0.98%
      Hasbro, Inc.  ...........................    18,750      532,031

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE BALANCED PORTFOLIO
     JUNE 30, 1997
                                                   Shares        Value

     COMMON STOCKS (Continued)
     Nondepository Institutions - 0.68%
      Federal Home Loan Mortgage Corporation  .    10,800  $   371,250

     Oil and Gas Extraction - 2.60%
      Noble Affiliates, Inc.  .................     8,500      328,840
      Santa Fe International Corp.*  ..........    18,000      612,000
      Schlumberger Limited  ...................     3,800      475,000
        Total .................................              1,415,840

     Paper and Allied Products - 1.39%
      Champion International Corporation  .....     5,800      320,450
      Union Camp Corporation  .................     8,800      440,000
        Total .................................                760,450

     Petroleum and Coal Products - 2.84%
      Mobil Corporation  ......................     5,600      391,300
      Royal Dutch Petroleum Company  ..........    13,600      739,500
      Tosco Corporation  ......................    14,000      419,118
        Total .................................              1,549,918

     Primary Metal Industries - 1.82%
      British Steel plc, ADR  .................    17,000      429,250
      Nucor Corporation  ......................    10,000      565,000
        Total .................................                994,250

     Printing and Publishing - 3.26%
      Gannett Co., Inc.  ......................     6,000      592,500
      McGraw-Hill, Inc.  ......................     5,200      305,822
      Meredith Corporation  ...................    20,000      580,000
      Viacom Inc., Class B*  ..................    10,000      300,000
        Total .................................              1,778,322

     Textile Mill Products - 1.38%
      Sara Lee Corporation  ...................     9,700      403,762
      Unifi, Inc.  ............................     9,300      347,588
        Total .................................                751,350

     Transportation by Air - 0.19%
      Southwest Airlines Co.  .................     4,000      103,500

     Transportation Equipment - 1.82%
      Echlin Inc.  ............................    14,000      504,000
      Sundstrand Corporation  .................     9,000      486,000
        Total .................................                990,000

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE BALANCED PORTFOLIO
     JUNE 30, 1997
                                                   Shares        Value

     COMMON STOCKS (Continued)
     Wholesale Trade -- Nondurable Goods - 1.66%
      Gillette Company (The)  .................     6,780      642,405
      Nu Skin Asia Pacific, Inc. - A*  ........    10,000      265,000
        Total .................................                907,405

     TOTAL COMMON STOCKS - 55.93%                          $30,504,480
      (Cost: $24,370,921)

                                                Principal
                                                Amount in
                                                Thousands        Value

     CORPORATE DEBT SECURITIES
     Building Materials and Garden Supplies - 0.84%
      Home Depot, Inc. (The), Convertible,
        3.25%, 10-1-2001 ......................    $  400      458,000

     Electronic and Other Electric Equipment - 0.80%
      Cooper Industries, Inc.,
        6.0%, 1-1-99 (Exchangeable) ...........       257      437,000

     Oil and Gas Extraction - 0.42%
      Enron Corp.,
        6.25%, 12-13-98 (Exchangeable) ........       261      229,500

     Security and Commodity Brokers - 0.63%
      Salomon Inc.,
        7.625%, 5-15-99 (Exchangeable) ........       266      342,500

     TOTAL CORPORATE DEBT SECURITIES - 2.69%               $ 1,467,000
      (Cost: $1,183,750)

     UNITED STATES GOVERNMENT SECURITIES
      Federal National Mortgage Association,
        7.0%, 9-1-2025 ........................     4,237    4,151,100
      United States Treasury:
        5.625%, 8-31-97 .......................     1,000    1,000,000
        5.5%, 2-28-99 .........................     1,000      991,720
        6.875%, 8-31-99 .......................       250      253,710
        7.75%, 11-30-99 .......................     1,500    1,552,260
        7.125%, 2-29-2000 .....................       500      510,935
        6.375%, 8-15-2002 .....................     1,100    1,099,659
        7.5%, 2-15-2005 .......................     2,250    2,380,770
        6.25%, 8-15-2023 ......................       250      231,445
        6.75%, 8-15-2026 ......................     3,000    2,969,070
        Total .................................             10,989,569

     TOTAL UNITED STATES GOVERNMENT SECURITIES - 27.76%     15,140,669
      (Cost: $15,207,861)

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE BALANCED PORTFOLIO
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     SHORT-TERM SECURITIES
     Depository Institutions - 1.98%
      U.S. Bancorp,
        5.47%, Master Note.....................    $1,083  $ 1,083,000

     Food and Kindred Products - 2.51%
      General Mills, Inc.,
        5.495%, Master Note....................       260      260,000
      Hercules, Inc.,
        5.57%, 7-14-97 ........................     1,110    1,107,767
        Total .................................              1,367,767

     Nondepository Institutions - 2.02%
      Textron Financial Corp.,
        5.7%, 7-2-97 ..........................     1,100    1,099,826

     Textile Mill Products - 3.73%
      Sara Lee Corporation,
        5.5%, Master Note......................     2,034    2,034,000

     Transportation Equipment - 3.18%
      Dana Credit Corp.,
        5.77%, 7-24-97 ........................     1,740    1,733,586

     TOTAL SHORT-TERM SECURITIES - 13.42%                  $ 7,318,179
      (Cost: $7,318,179)

     TOTAL INVESTMENT SECURITIES - 99.80%                  $54,430,328
      (Cost: $48,080,711)

     CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.20%         108,126

     NET ASSETS - 100.00%                                  $54,538,454


               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS
     Apparel and Accessory Stores - 1.51%
      Payless ShoeSource, Inc.  ...............     2,500     $  136,718

     Auto Repair, Services, and Parking - 1.52%
      Hertz Corp (The), Class A  ..............     3,800        136,800

     Business Services - 3.51%
      Adaptec Inc.*  ..........................     2,900        100,775
      First Data Corporation  .................     2,000         87,874
      Oracle Systems Corporation*  ............     2,550        128,375
        Total .................................                  317,024

     Chemicals and Allied Products - 11.30%
      American Home Products Corporation  .....     1,800        137,700
      BetzDearborn Inc.  ......................     2,000        132,000
      Bristol-Myers Squibb Company  ...........     1,700        137,700
      Imperial Chemical Industries plc, ADR  ..     2,600        147,875
      Lilly (Eli) and Company  ................     1,400        153,037
      Pfizer Inc.  ............................     1,300        155,350
      Praxair, Inc.  ..........................     2,800        156,800
        Total .................................                1,020,462

     Communication - 6.03%
      Clear Channel Communications, Inc.  .....     2,000        123,000
      Nokia Corporation, Series A, ADR  .......     2,700        199,125
      SBC Communications Inc.  ................     3,600        222,750
        Total .................................                  544,875

     Depository Institutions - 1.40%
      BankAmerica Corporation  ................       600         38,737
      First Bank System, Inc.  ................       500         42,688
      Norwest Corporation  ....................       800         45,000
        Total .................................                  126,425

     Electric, Gas and Sanitary Services - 4.25%
      Duke Energy Corp.   .....................     2,900        139,017
      PacifiCorp  .............................     2,300         50,455
      Sonat Inc.  .............................     2,800        143,500
      Southern Company (The)  .................     2,300         50,313
        Total .................................                  383,285

     Forestry - 1.50%
      Weyerhaeuser Company  ...................     2,600        135,200

     Furniture and Fixtures - 1.62%
      Lear Corporation*  ......................     3,300        146,438

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS (Continued)
     General Merchandise Stores - 2.96%
      Federated Department Stores, Inc.  ......     3,600     $  125,100
      Wal-Mart Stores, Inc.  ..................     4,200        142,010
        Total .................................                  267,110

     Heavy Construction, Excluding Building - 0.93%
      Koninklijke Boskalis Westminster N.V. (A)     4,288         84,096

     Industrial Machinery and Equipment - 5.09%
      AGCO Corporation  .......................     1,300         46,718
      Case Corporation  .......................     1,500        103,312
      Integrated Process Equipment Corp.*  ....    10,400        263,245
      New Holland NV  .........................     1,700         46,537
        Total .................................                  459,812

     Instruments and Related Products - 1.22%
      General Motors Corporation, Class H  ....     1,900        109,725

     Paper and Allied Products - 1.38%
      Mead Corporation (The)  .................     2,000        124,500

     Personal Services - 1.93%
      Equity Corporation International*  ......     7,200        174,146

     Petroleum and Coal Products - 4.41%
      Mobil Corporation  ......................     1,600        111,800
      Royal Dutch Petroleum Company  ..........     2,400        130,500
      Tosco Corporation  ......................     5,200        155,672
        Total .................................                  397,972

     Transportation by Air - 1.46%
      Southwest Airlines Co.  .................     5,100        131,962

     Transportation Equipment - 2.15%
      Sundstrand Corporation  .................     3,600        194,400

     TOTAL COMMON STOCKS - 54.17%                             $4,890,950
      (Cost: $4,378,487)

                                                Principal
                                                Amount in
                                                Thousands

     CORPORATE DEBT SECURITIES
     Chemicals and Allied Products - 2.16%
      BOC Group (The), Inc.,
        5.875%, 1-29-2001 .....................      $200        194,666


               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
     JUNE 30, 1997
                                                Principal
                                                Amount in
                                                Thousands        Value
     CORPORATE DEBT SECURITIES (Continued)
     Depository Institutions - 4.52%
      Banco de Inversion y Comercio
        Exterior S.A.,
        9.375%, 12-27-2000 (B) ................      $200     $  208,750
      Banco Nacional de Comercio Exterior, S.N.C.,
        7.5%, 7-1-2000 ........................       200        199,500
        Total .................................                  408,250

     Electric, Gas and Sanitary Services - 2.29%
      Companhia Paranaense de Energia-COPEL,
        9.75%, 5-2-2005 (B)....................       200        207,250

     Fabricated Metal Products - 2.36%
      Silgan Corp.,
        11.75%, 6-15-2002 .....................       200        213,000

     Food and Kindred Products - 4.47%
      Jg Summit Holding, Inc.,
        8.0%, 5-6-2002 (B) ....................       200        198,500
      Pepsi-Gemex, S.A. de C.V.,
        9.75%, 3-30-2004 (B) ..................       200        205,250
        Total .................................                  403,750

     Industrial Machinery and Equipment - 2.19%
      Tyco International Ltd.,
        6.5%, 11-1-2001 .......................       200        197,446

     Primary Metal Industries - 2.33%
      Ispat Mexicana, S.A. de C.V.,
        10.375%, 3-15-2001 (B) ................       200        210,250

     Stone, Clay and Glass Products _ 2.28%
      Vicap, S.A. de C.V.,
        10.25%, 5-15-2002 (B) .................       200        206,000

     TOTAL CORPORATE DEBT SECURITIES - 22.60%                 $2,040,612
      (Cost: $2,021,458)

     OTHER GOVERNMENT SECURITIES
      Argentina - 2.32%
      Republic of Argentina (The),
        9.25%, 2-23-2001 ......................       200        209,250

      Poland - 2.20%
      Republic of Poland (The),
        7.125%, 7-1-2004 ......................       200        199,000

     TOTAL OTHER GOVERNMENT SECURITIES - 4.52%   $408,250
      (Cost: $400,824)


               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value
     UNITED STATES GOVERNMENT SECURITIES
      Federal Home Loan Banks,
        7.04%, 1-2-2003 .......................      $200     $  198,844
      United States Treasury:
        7.25%, 2-15-98 ........................        60         60,553
        7.125%, 2-29-2000 .....................        60         61,312
        7.5%, 2-15-2005 .......................       130        137,556

     TOTAL UNITED STATES GOVERNMENT
      SECURITIES - 5.08%                                      $  458,265
      (Cost: $466,928)

     SHORT-TERM SECURITIES
     Chemicals and Allied Products - 3.32%
      PPG Industries, Inc.,
        5.5%, 7-7-97 ..........................       300        299,725

     Depository Institutions - 4.60%
      U.S. Bancorp,
        5.47%, Master Note ....................       415        415,000

     Electric, Gas and Sanitary Services - 4.42%
      Pacific Gas & Electric Co.,
        5.55%, 7-8-97 .........................       400        399,569

     Food and Kindred Products - 1.93%
      General Mills, Inc.,
        5.495%, Master Note ...................       174        174,000

     Textile Mill Products - 0.43%
      Sara Lee Corporation,
        5.5%, Master Note .....................        39         39,000

     TOTAL SHORT-TERM SECURITIES - 14.70%                     $1,327,294
      (Cost: $1,327,294)

     TOTAL INVESTMENT SECURITIES - 101.07%                    $9,125,371
      (Cost: $8,594,991)

     LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.07%)         (96,788)

     NET ASSETS - 100.00%                                     $9,028,583


               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     BANK OBLIGATIONS
     Bankers Acceptance _ 2.86%
      SunTrust Banks Inc.,
        5.5%, 7-7-97 ..........................    $1,111  $ 1,109,660

     Certificates of Deposit
      Domestic _ 2.58%
      Bankers Trust New York Corp.,
        5.4%, 10-16-97 ........................     1,000      999,908

      Yankee _ 10.31%
      Banque Nationale de Paris,
        5.9%, 3-19-98 .........................     1,000    1,000,000
      Canadian Imperial Bank of Commerce,
        5.95%, 6-29-98 ........................     1,000      999,392
      Deutsche Bank AG - New York,
        5.71%, 11-7-97 ........................     1,000      998,376
      Societe Generale - New York,
        5.85%, 3-3-98 .........................     1,000      999,007
        Total .................................              3,996,775

     Total Certificates of Deposit _ 12.89%                  4,996,683

     Notes _ 5.80%
      Abbey National Treasury Services plc,
        5.61%, 2-10-98 ........................     1,250    1,249,555
      PNC Bank, N.A.,
        5.5975%, 12-11-97 .....................     1,000      999,689
        Total .................................              2,249,244

     TOTAL BANK OBLIGATIONS _ 21.55%                        $8,355,587
      (Cost: $8,355,587)

     CORPORATE OBLIGATIONS
     Commercial Paper
      Chemicals and Allied Products _ 11.16%
      Abbott Laboratories,
        5.7%, 7-9-97 ..........................     1,500    1,498,100
      Air Products & Chemicals Inc.,
        5.7%, 7-8-97 ..........................     1,500    1,498,338
      BOC Group Inc.,
        5.54%, 7-28-97 ........................     1,335    1,329,453
        Total .................................              4,325,891

     Depository Institutions - 1.95%
      U.S. Bancorp,
        5.47%, Master Note.....................       755      755,000


               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value
     CORPORATE OBLIGATIONS (Continued)
     Commercial Paper (Continued)
      Electric, Gas and Sanitary Services _ 4.61%
      Idaho Power Co.,
        5.56%, 7-18-97 ........................    $1,000  $   997,374
      Questar Corp.,
        5.585%, 7-3-97 ........................       790      789,755
        Total .................................              1,787,129

      Food and Kindred Products _ 6.03%
      General Mills, Inc.,
        5.495%, Master Note ...................        43       43,000
      Heinz (H.J.) Co.,
        5.54%, 7-17-97 ........................     1,000      997,538
      Hercules Inc.,
        5.57%, 7-14-97 ........................     1,300    1,297,385
        Total .................................              2,337,923

      Metal Mining _ 3.86%
      BHP Finance (USA) Inc.,
        5.53%, 7-7-97 .........................     1,500    1,498,618

      Nondepository Institutions _ 6.44%
      Associates Corp. of North America,
        5.5%, 7-16-97 .........................     1,000      997,708
      Island Finance Puerto Rico Inc.,
        5.57%, 7-7-97 .........................     1,500    1,498,608
        Total .................................              2,496,316

      Personal Services _ 2.63%
      Block Financial Corp.,
        5.6%, 7-18-97 .........................     1,024    1,021,292

      Textile Mill Products - 1.44%
      Sara Lee Corporation,
        5.5%, Master Note .....................       558      558,000

      Transportation Equipment - 3.40%
      Echlin, Inc.,
        5.67%, 8-1-97 .........................     1,325    1,318,531

     Total Commercial Paper _ 41.52%                        16,098,700

     Notes
      Auto Repair, Services and Parking _ 2.58%
      PHH Corporation,
        5.677%, 7-24-97 .......................     1,000    1,000,000


               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value
     CORPORATE OBLIGATIONS (Continued)
     Notes (Continued)
      Electric, Gas, and Sanitary Services _ 2.62%
      PacifiCorp,
        8.75%, 2-12-98 ........................    $1,000 $  1,018,354

      Food and Kindred Products _ 2.59%
      PepsiCo Inc.,
        6.125%, 1-15-98 .......................     1,000    1,002,507

      Nondepository Institutions _ 2.58%
      Caterpillar Financial Services Corp.,
        5.6447%, 7-28-97 ......................     1,000    1,000,000

     Total Notes _ 10.37%                                    4,020,861

     TOTAL CORPORATE OBLIGATIONS _ 51.89%                  $20,119,561
      (Cost: $20,119,561)

     MUNICIPAL OBLIGATIONS
     California _ 2.58%
      City of Anaheim, California, Certificates
        of Participation (1993 Arena Financing
        Project), Municipal Adjustable Rate
        Taxable Securities (Credit Suisse),
        5.72%, 8-1-97 .........................     1,000    1,000,000

     Kentucky _ 1.35%
      City of Bardstown, Kentucky, Taxable Variable
        Rate Demand Industrial Revenue Bonds, Series 1994
        (R.J. Tower Corporation Project), (Comerica Bank),
        5.68%, 7-3-97 .........................       525      525,000

     Louisiana _ 2.58%
      Industrial Development Board of the Parish
        Of Calcasieu, Inc., Environmental Revenue
        Bonds (CITGO Petroleum Corporation Project),
        Series 1996 (Taxable),(ABN AMRO Bank N.V.),
        5.62%, 7-1-97 .........................     1,000    1,000,000

     Michigan _ 1.55%
      Crystal Enterprises, Inc., Crystal Mountain Resort,
        Taxable Variable Rate Demand Notes, Series 1995
        (NBD Bank),
        5.68%, 7-3-97 .........................       600      600,000

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL OBLIGATIONS (Continued)
     New York - 2.58%
      Metrocrest Hospital Authority, Taxable Commercial
        Paper Program, Series 1989 (The Bank of New York),
        5.6235%, 7-2-97 .......................    $1,000  $   999,844

     Pennsylvania _ 3.23%
      Schuylkill County Industrial Development
        Authority, Commercial Development Revenue
        Bonds (Midway Supermarket, Inc. Project),
        Taxable Series of 1995 (Meridian Bank),
        5.8%, 7-9-97 ..........................       890      890,000
      Montgomery County Industrial Development
        Authority, Federally Taxable Variable Rate
        Demand/Fixed Rate Revenue Bonds (Collegeville
        Inn Project), Series of 1996 (CoreStates Bank,
        N.A.),
        5.8%, 7-9-97 ..........................       200      200,000
      Monroe County Industrial Development
        Authority, Manufacturing Facilities
        Revenue Bonds (United Steel Enterprises,
        Inc., Project), Taxable Variable Rate Demand/
        Fixed Rate Revenue Bonds, Series B of 1996
        (CoreStates Bank, N.A.),
        5.80%, 10-1-97 ........................       165      165,000
         Total  ...............................              1,255,000

     Texas _ 2.58%
      Gulf Coast Waste Disposal Authority, Pollution
        Control Revenue Bonds (Amoco Oil Company
        Project), Taxable Series 1995,
        5.65%, 8-19-97 ........................     1,000    1,000,000

     TOTAL MUNICIPAL OBLIGATIONS _ 16.45%                   $6,379,844
      (Cost: $6,379,844)

     UNITED STATES GOVERNMENT OBLIGATIONS
      Federal Farm Credit Banks,
        5.85%, 8-1-97..........................     1,400    1,399,947
      Federal Home Loan Banks,
        5.82%, 11-6-97 ........................     1,000      999,460
      Student Loan Marketing Association,
        5.37%, 2-17-98.........................     1,000    1,000,000

     TOTAL UNITED STATES GOVERNMENT OBLIGATIONS _ 8.77%     $3,399,407
      (Cost: $3,399,407)
               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
     JUNE 30, 1997

                                                                 Value

     TOTAL INVESTMENT SECURITIES - 98.66%                  $38,254,399
      (Cost: $38,254,399)

     CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.34%         518,959

     NET ASSETS - 100.00%                                  $38,773,358


               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     CORPORATE DEBT SECURITIES
     Chemicals and Allied Products - 6.84%
      American Home Products Corporation,
        7.7%, 2-15-2000 .......................      $100  $   102,889
      ICI Wilmington, Inc.,
        9.5%, 11-15-2000 ......................        75       81,096
      Praxair, Inc.,
        6.7%, 4-15-2001 .......................       100       99,808
        Total .................................                283,793

     Depository Institutions - 8.90%
      Ahmanson (H.F.), Series A,
        6.35%, 9-1-98 .........................       100      100,294
      BankAmerica Corporation,
        9.7%, 8-1-2000 ........................       100      108,234
      Boatmen's Bancshares, Inc.,
        9.25%, 11-1-2001 ......................        50       54,452
      Wells Fargo & Company,
        8.375%, 5-15-2002 .....................       100      105,894
        Total .................................                368,874

     Electric, Gas and Sanitary Services - 1.26%
      Consolidated Natural Gas Company,
        8.75%, 6-1-99 .........................        50       52,048

     Electronic and Other Electric Equipment - 2.45%
      Black & Decker Corp.,
        7.5%, 4-1-2003 ........................       100      101,754

     General Merchandise Stores - 4.91%
      Penney (J.C.) Company, Inc.,
        10.0%, 10-15-97 .......................       100      101,149
      Sears, Roebuck and Co.,
        9.25%, 4-15-98 ........................       100      102,416
        Total .................................                203,565

     Instruments and Related Products - 4.58%
      Baxter International Inc.,
        7.625%, 11-15-2002 ....................       100      103,074
      Polaroid Corporation,
        8.0%, 3-15-99 .........................        85       87,036
        Total .................................                190,110

     Insurance Carriers - 1.26%
      Transamerica Finance Corporation,
        8.75%, 10-1-99 ........................        50       52,221

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     CORPORATE DEBT SECURITIES (Continued)
     Nondepository Institutions - 9.90%
      American General Finance Corporation,
        8.25%, 1-15-98 ........................      $ 50  $    50,580
      Associates Corporation of North America,
        7.875%, 9-30-2001 .....................       100      104,220
      Ford Motor Credit Company,
        8.0%, 1-15-99 .........................       150      153,738
      General Motors Acceptance Corporation,
        7.75%, 1-15-99 ........................       100      101,959
        Total .................................                410,497

     Oil and Gas Extraction - 3.19%
      Burlington Resources Inc.,
        8.5%, 10-1-2001 .......................       125      132,284

     Paper and Allied Products - 2.43%
      International Paper Company,
        6.875%, 7-10-2000 .....................       100      100,694

     Petroleum and Coal Products - 3.80%
      Chevron Corporation,
        8.11%, 12-1-2004 ......................       100      104,698
      Texaco Capital Inc.,
        9.0%, 12-15-99 ........................        50       52,823
        Total .................................                157,521

     Railroad Transportation - 2.50%
      Union Pacific Corporation,
        7.875%, 2-15-2002 .....................       100      103,810

     Security and Commodity Brokers - 2.48%
      Salomon Inc.,
        7.75%, 5-15-2000 ......................       100      102,706

     Transportation by Air - 2.51%
      Federal Express Corporation,
        10.0%, 9-1-98 .........................       100      104,173

     TOTAL CORPORATE DEBT SECURITIES - 57.01%               $2,364,050
      (Cost: $2,348,702)


               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     UNITED STATES GOVERNMENT SECURITIES
      Federal Home Loan Mortgage Corporation,
        7.0%, 5-15-2005 .......................      $100   $  100,625
      Federal National Mortgage Association:
        6.0%, 11-1-2000 .......................        67       64,690
        7.95%, 3-7-2005 .......................       100      102,562
        6.5%, 12-1-2010 .......................        95       92,736
        6.0%, 1-1-2011 ........................        86       83,061
        6.5%, 2-1-2011 ........................        90       88,588
        7.0%, 5-1-2011 ........................        91       91,074
        7.0%, 7-1-2011 ........................        92       92,151
        6.0%, 9-25-2014 .......................       100       99,625
        11.0%, 10-1-2020 ......................        30       33,455
        7.0%, 4-1-2026 ........................        97       94,887
      Government National Mortgage Association,
        7.0%, 9-15-2008 .......................        73       72,986
      United States Treasury:
        6.375%, 8-15-2002 .....................       100       99,969
        6.25%, 2-15-2003.......................       100       99,219
        7.25%, 5-15-2004.......................       100      104,234

     TOTAL UNITED STATES GOVERNMENT SECURITIES - 31.83%     $1,319,862
      (Cost: $1,318,414)

     TOTAL SHORT-TERM SECURITIES - 9.34%                    $  387,000
      (Cost: $387,000)

     TOTAL INVESTMENT SECURITIES - 98.18%                   $4,070,912
      (Cost: $4,054,116)

     CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.82%          75,593

     NET ASSETS - 100.00%                                   $4,146,505


               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE BOND PORTFOLIO
     JUNE 30, 1997
                                                Principal
                                                Amount in
                                                Thousands        Value
     CORPORATE DEBT SECURITIES
     Chemicals and Allied Products - 4.28%
      Dow Capital BV,
        9.0%, 5-15-2010 .......................    $  500  $   571,655
      Dow Chemical Company (The),
        8.55%, 10-15-2009 .....................     1,000    1,107,370
      Procter & Gamble Company (The),
        8.0%, 9-1-2024 ........................     2,000    2,259,240
        Total .................................              3,938,265

     Communication - 9.26%
      Bell Telephone Company of Pennsylvania (The),
        8.35%, 12-15-2030 .....................     1,000    1,142,690
      BellSouth Telecommunications, Inc.,
        5.85%, 11-15-2045 .....................     1,000      983,670
      Cablevision Industries Corporation,
        9.25%, 4-1-2008 .......................     1,000    1,063,160
      Centel Capital Corporation,
        9.0%, 10-15-2019 ......................     1,000    1,153,340
      Continental Cablevision, Inc.,
        8.5%, 9-15-2001 .......................     1,000    1,056,220
      Jones Intercable, Inc.,
        9.625%, 3-15-2002 .....................       500      523,750
      Tele-Communications, Inc.,
        6.58%, 2-15-2005 ......................     1,000    1,033,420
      Turner Broadcasting System, Inc.,
        8.375%, 7-1-2013 ......................     1,000    1,037,150
      U S WEST, Inc.,
        8.4%, 9-15-99 .........................       500      518,415
        Total .................................              8,511,815

     Depository Institutions - 9.40%
      AmSouth Bancorporation,
        6.75%, 11-1-2025 ......................     1,500    1,466,625
      Chevy Chase Savings Bank, F.S.B.,
        9.25%, 12-1-2005 ......................       500      501,250
      J.P. Morgan & Co. Incorporated,
        7.54%, 1-15-2027 ......................       750      717,578
      Kansallis-Osake-Pankki,
        10.0%, 5-1-2002 .......................     1,000    1,121,450
      NBD Bank, National Association,
        8.25%, 11-1-2024 ......................     1,000    1,111,280
      NationsBank Corporation,
        8.57%, 11-15-2024 .....................     1,000    1,139,050
      Riggs National Corporation,
        8.5%, 2-1-2006 ........................     1,500    1,560,000
      SouthTrust Bank of Alabama, N.A.:
        5.58%, 2-6-2006 .......................       500      482,975
        7.69%, 5-15-2025 ......................       500      539,855
        Total .................................              8,640,063

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE BOND PORTFOLIO
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     CORPORATE DEBT SECURITIES (Continued)
     Electric, Gas and Sanitary Services - 6.66%
      Arkla, Inc.,
        10.0%, 11-15-2019 .....................    $  975 $  1,072,978
      Cajun Electric Power Cooperative, Inc.,
        8.92%, 3-15-2019 ......................     1,000    1,083,470
      Cleveland Electric Illuminating Co. (The),
        9.5%, 5-15-2005 .......................       678      729,291
      Consolidated Edison Company of New York, Inc.,
        8.05%, 12-15-2027 .....................       500      496,830
      El Paso Electric Company,
        7.25%, 2-1-99 .........................       500      500,915
      Kansas Gas and Electric Company,
        7.6%, 12-15-2003 ......................     1,000    1,028,930
      Pacific Gas & Electric Co.,
        6.875%, 12-1-99 .......................       500      500,170
      Pennsylvania Power & Light Co.,
        9.25%, 10-1-2019 ......................       656      708,919
        Total .................................              6,121,503

     Fabricated Metal Products - 1.12%
      Mark IV Industries, Inc.,
        8.75%, 4-1-2003 .......................     1,000    1,032,500

     Food and Kindred Products - 2.54%
      Coca-Cola Enterprises Inc.,
        0.0%, 6-20-2020 .......................    10,000    1,988,000
      Nabisco, Inc.,
        6.8%, 9-1-2001 ........................       345      345,562
        Total .................................              2,333,562

     Food Stores - 0.56%
      Kroger Co. (The),
        7.65%, 4-15-2007 ......................       500      511,775

     Health Services - 1.11%
      Tenet Healthcare Corporation:
        7.875%, 1-15-2003 .....................       500      501,250
        8.625%, 12-1-2003 .....................       500      517,500
        Total .................................              1,018,750

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE BOND PORTFOLIO
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     CORPORATE DEBT SECURITIES (Continued)
     Hotels and Other Lodging Places - 1.72%
      Marriott International, Inc.,
        7.875%, 4-15-2005 .....................   $ 1,000 $  1,037,200
      RHG Finance Corporation,
        8.875%, 10-1-2005 .....................       500      544,610
        Total .................................              1,581,810

     Industrial Machinery and Equipment - 1.18%
      Joy Technologies Inc.,
        10.25%, 9-1-2003 ......................     1,000    1,085,590

     Insurance Carriers - 0.56%
      Reliance Group Holdings, Inc.,
        9.0%, 11-15-2000 ......................       500      520,000

     Lumber and Wood Products - 0.26%
      Doman Industries Limited,
        8.75%, 3-15-2004 ......................       250      241,250

     Nondepository Institutions - 8.47%
      Associates Corporation of North America,
        7.95%, 2-15-2010 ......................       500      534,605
      BarclaysAmerican Corporation,
        9.125%, 12-1-97 .......................       225      227,698
      Chrysler Financial Corporation,
        12.75%, 11-1-99 .......................     1,000    1,133,370
      Countrywide Mortgage Backed Securities,
        Inc.,
        6.5%, 4-25-2024 .......................     2,000    1,995,780
      DLJ Mortgage Acceptance Corp.,
        6.5%, 4-25-2024 .......................       955      914,570
      General Electric Capital Corporation,
        8.3%, 9-20-2009 .......................       250      274,340
      General Motors Acceptance Corporation,
        8.875%, 6-1-2010 ......................     1,000    1,139,830
      Residential Asset Securities Corporation,
        Mortgage Pass-Through Certificates,
        1995-KS3 Class D,
        8.0%, 10-25-2024 ......................     1,000    1,025,520
      Westinghouse Electric Corporation,
        8.875%, 6-14-2014 .....................       500      541,990
        Total .................................              7,787,703

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE BOND PORTFOLIO
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     CORPORATE DEBT SECURITIES (Continued)
     Oil and Gas Extraction - 4.40%
      Anadarko Petroleum Corporation,
        7.25%, 3-15-2025 ......................   $ 1,000   $1,018,030
      Mitchell Energy & Development Corp.,
        9.25%, 1-15-2002 ......................       500      538,715
      Oryx Energy Company:
        10.0%, 4-1-2001 .......................       400      436,304
        8.375%, 7-15-2004 .....................       500      521,045
      Seagull Energy Corporation,
        7.875%, 8-1-2003 ......................       500      512,500
      YPF Sociedad Anoima,
        8.0%, 2-15-2004 .......................     1,000    1,018,700
        Total .................................              4,045,294

     Paper and Allied Products - 1.70%
      Boise Cascade Office Products Corporation,
        9.875%, 2-15-2001 .....................       500      524,420
      Canadian Pacific Forest Products Ltd.,
        9.25%, 6-15-2002 ......................     1,000    1,034,510
        Total .................................              1,558,930

     Printing and Publishing - 1.73%
      News America Holdings Incorporated,
        9.125%, 10-15-99 ......................       500      527,120
      Viacom International Inc.:
        9.125%, 8-15-99 .......................       500      512,500
        10.25%, 9-15-2001 .....................       500      546,750
        Total .................................              1,586,370

     Security and Commodity Brokers - 1.07%
      Salomon Inc.,
        3.65%, 2-14-2002 ......................     1,000      982,000

     Stone, Clay and Glass Products - 1.71%
      Owens-Corning Fiberglas Corporation,
        8.875%, 6-1-2002 ......................       500      537,825
      Owens-Illinois, Inc.,
        7.85%, 5-15-2004 ......................       500      507,795
      USG Corporation,
        9.25%, 9-15-2001 ......................       500      528,750
        Total .................................              1,574,370

     Transportation Equipment - 0.60%
      McDonnell Douglas Corporation,
        9.25%, 4-1-2002 .......................       500      549,770


               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE BOND PORTFOLIO
     JUNE 30, 1997
                                                Principal
                                                Amount in
                                                Thousands        Value
     CORPORATE DEBT SECURITIES (Continued)
     Wholesale Trade -- Durable Goods- 2.84%
      Fisher Scientific International Inc.,
        7.125%, 12-15-2005 ....................   $   900 $    881,496
      Motorola, Inc.,
        8.4%, 8-15-2031 .......................     1,500    1,731,120
        Total .................................              2,612,616

     TOTAL CORPORATE DEBT SECURITIES - 61.17%              $56,233,936
      (Cost: $55,169,733)

     OTHER GOVERNMENT SECURITIES
     Canada - 5.19%
      Hydro-Quebec:
        8.05%, 7-7-2024 .......................     1,000    1,083,980
        7.4%, 3-28-2025 .......................     1,000    1,083,850
      Province de Quebec:
        5.67%, 2-27-2026 ......................       500      497,695
        6.29%, 3-6-2026 .......................     1,000      989,790
      Province of Nova Scotia,
        8.25%, 11-15-2019......................     1,000    1,111,950
        Total .................................              4,767,265

     Supranational - 1.23%
      Inter-American Development Bank,
        8.4%, 9-1-2009 ........................     1,000    1,130,540

     TOTAL OTHER GOVERNMENT SECURITIES - 6.42%             $ 5,897,805
      (Cost: $5,730,121)

     UNITED STATES GOVERNMENT SECURITIES
      Federal Home Loan Mortgage Corporation:
        7.5%, 2-15-2007 .......................     2,000    2,040,620
        7.5%, 11-15-2017 ......................     1,538    1,559,624
        7.5%, 4-15-2019 .......................     1,435    1,420,485
        6.5%, 11-25-2020 ......................       819      797,121
        7.95%, 12-15-2020 .....................     3,000    3,068,430
      Federal National Mortgage Association,
        7.09%, 4-1-2004 .......................       500      494,530
      Government National Mortgage Association:
        7.5%, 7-15-2023 .......................     2,052    2,071,410
        7.5%, 12-15-2023 ......................     2,169    2,189,484
        8.0%, 9-15-2025 .......................     1,863    1,931,776
        7.75%, 10-15-2031 .....................       320      324,346
      Tennessee Valley Authority,
        5.98%, 4-1-2036 .......................     2,000    2,016,160
      United States Treasury:
        5.5%, 2-28-99 .........................     5,000    4,958,600
        6.75%, 5-31-99 ........................     1,000    1,011,560
        0.0%, 2-15-2019 .......................     5,000    1,122,250
      Veterans Administration,
        7.5%, 8-15-2017 .......................     2,000    2,022,500
               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE BOND PORTFOLIO
     JUNE 30, 1997

                                                                 Value

     TOTAL UNITED STATES GOVERNMENT SECURITIES - 29.40%    $27,028,896
      (Cost: $26,902,554)

     TOTAL SHORT-TERM SECURITIES - 1.45%                   $ 1,329,000
      (Cost: $1,329,000)

     TOTAL INVESTMENT SECURITIES - 98.44%                  $90,489,637
      (Cost: $89,131,408)

     CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.56%       1,437,659

     NET ASSETS - 100.00%                                  $91,927,296

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
     JUNE 30, 1997
                                                   Shares        Value
     COMMON STOCKS AND WARRANTS
     Chemicals and Allied Products - 0.17%
      Carson, Inc.*  ..........................    16,500 $    177,375

     Communication - 0.22%
      Heartland Wireless Communications,
        Inc., Warrants (B)* ...................     3,000           30
      Microcell Telecommunications Inc.,
        Conditional Warrants (B)* .............     5,000        3,125
      Microcell Telecommunications Inc.,
        Warrants(B)* ..........................     5,000       62,500
      Young Broadcasting Inc.*  ...............     5,000      163,750
        Total .................................                229,405

     Electronic and Other Electric Equipment - 0.02%
      Electronic Retailing Systems
        International, Inc., Warrants* ........       500       20,000

     Furniture and Fixtures - 0.33%
      Lear Corporation*  ......................     8,000      355,000

     General Building Contractors - 0.37%
      Walter Industries, Inc.*  ...............    23,272      391,970

     Hotels and Other Lodging Places - 0.83%
      Trump Hotels & Casino Resorts, Inc.*  ...     6,250       67,188
      Wyndham Hotel Corporation*  .............    25,000      815,625
        Total .................................                882,813

     Industrial Machinery and Equipment - 0.18%
      Bell & Howell Company*  .................     6,250      192,575

     Printing and Publishing - 0.50%
      Knight-Ridder, Inc.  ....................     5,000      245,310
      Tribune Company  ........................     6,000      288,372
        Total .................................                533,682

     TOTAL COMMON STOCKS AND WARRANTS - 2.62%             $  2,782,820
      (Cost: $2,119,514)

     PREFERRED STOCKS
     Depository Institutions - 0.82%
      California Federal Bank,
        F.S.B., 10.625% .......................     5,000      551,250
      California Federal Preferred Capital
        Corporation, 9.125% ...................    12,500      320,313
        Total .................................                871,563

     Printing and Publishing - 0.47%
      K-III Communications Corporation, $10   .     5,000      503,750

     TOTAL PREFERRED STOCKS - 1.29%                       $  1,375,313
      (Cost: $1,312,500)
               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     CORPORATE DEBT SECURITIES
     Agricultural Production -- Crops - 0.50%
      Hines Horticulture, Inc.,
        11.75%, 10-15-2005 ....................    $  500 $    536,250

     Agricultural Production -- Livestock - 0.29%
      Pilgrim's Pride Corporation,
        10.875%, 8-1-2003 .....................       300      310,500

     Amusement and Recreation Services - 5.58%
      American Skiing Company,
        12.0%, 7-15-2006 ......................     1,000    1,055,000
      California Hotel Finance Corporation,
        11.0%, 12-1-2002 ......................     1,500    1,578,750
      Rio Hotel & Casino, Inc.,
        10.625%, 7-15-2005 ....................     1,000    1,080,000
      Showboat Marina Casino Partnership,
        13.5%, 3-15-2003 ......................       500      572,500
      Trump Atlantic City Associates,
        11.25%, 5-1-2006 ......................       500      488,750
      Trump Hotels & Casino Resorts
        Holdings, L.P.,
        15.5%, 6-15-2005 ......................     1,000    1,160,000
        Total .................................              5,935,000

     Apparel and Other Textile Products - 2.44%
      CONSOLTEX GROUP INC.,
        11.0%, 10-1-2003 ......................     1,000    1,023,750
      Pillowtex Corporation,
        10.0%, 11-15-2006 .....................       500      525,000
      WestPoint Stevens Inc.,
        9.375%, 12-15-2005 ....................     1,000    1,045,000
        Total .................................              2,593,750

     Automotive Dealers and Service Stations - 0.94%
      Chief Auto Parts Inc.,
        10.5%, 5-15-2005 ......................     1,000    1,000,000

     Building Materials and Garden Supplies - 0.48%
      American Builders & Contractors
        Supply Co., Inc.,
        10.625%, 5-15-2007 (B) ................       500      515,000

     Business Services - 3.03%
      Adams Outdoor Advertising Limited Partnership,
        10.75%, 3-15-2006 .....................       750      804,375
      Lamar Advertising Company,
        9.625%, 12-1-2006 .....................     1,000    1,027,500

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     CORPORATE DEBT SECURITIES (Continued)
     Business Services (Continued)
      Shared Technologies Fairchild
        Communications Corp.,
        0.0%, 3-1-2006 (E) ....................    $1,000 $    875,000
      Universal Outdoor, Inc.,
        9.75%, 10-15-2006 .....................       500      517,500
        Total .................................              3,224,375

     Chemicals and Allied Products - 2.23%
      Dade International Inc.,
        11.125%, 5-1-2006 .....................       500      557,500
      Freedom Chemical Company,
        10.625%, 10-15-2006 ...................     1,250    1,310,937
      Spinnaker Industries, Inc.,
        10.75%, 10-15-2006 ....................       500      506,875
        Total .................................              2,375,312

     Communication - 13.43%
      Adelphia Communications Corporation:
        10.25%, 7-15-2000 .....................       500      502,500
        12.5%, 5-15-2002 ......................       675      715,500
      Allbritton Communications Company,
        9.75%, 11-30-2007 .....................       500      492,500
      American Radio Systems Corporation,
        9.0%, 2-1-2006 ........................       750      765,000
      Argyle Television Operations, Inc.,
        9.75%, 11-1-2005 ......................     1,000    1,040,000
      Cablevision Systems Corporation,
        9.875%, 2-15-2013 .....................     1,450    1,500,750
      Comcast Corporation,
        9.5%, 1-15-2008 .......................       350      367,500
      Diamond Cable Communications Plc,
        0.0%, 12-15-2005 (E) ..................       500      346,250
      Globalstar, L.P., Units,
        11.375%, 2-15-2004 (B)(F) .............       500      501,250
      Intermedia Communications of Florida, Inc.,
        0.0%, 5-15-2006 (E) ...................       750      540,000
      MFS Communications Company, Inc.:
        0.0%, 1-15-2004 (E) ...................       500      465,400
        0.0%, 1-15-2006 (E) ...................     1,000      791,790
      Marcus Cable Operating Company, L.P.:
        0.0%, 8-1-2004 (E) ....................     1,500    1,305,000
        0.0%, 12-15-2005 (E) ..................       500      395,000
      Microcell Telecommunications Inc.,
        0.0%, 6-1-2006 (E) ....................     1,250      700,000
      Rogers Cantel Inc.,
        9.375%, 6-1-2008 ......................       500      527,500

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     CORPORATE DEBT SECURITIES (Continued)
     Communication (Continued)
      Sprint Spectrum L.P.,
        0.0%, 8-15-2006 (E) ...................    $  500 $    365,000
      Teleport Communications Group Inc.,
        0.0%, 7-1-2007 (E).....................     1,250      901,563
      USA Mobile Communications, Inc. II,
        9.5%, 2-1-2004 ........................       500      470,000
      Vanguard Cellular Systems, Inc.,
        9.375%, 4-15-2006 .....................       500      505,000
      Videotron Plc,
        0.0%, 8-15-2005 (E) ...................       500      417,500
      WinStar Communications, Inc.,
        0.0%, 10-15-2005 (B)(E) ...............       500      487,500
      Wireless One, Inc., Units,
        0.0%, 8-1-2006 (E)(G) .................       750      195,000
        Total .................................             14,297,503

     Depository Institutions - 1.49%
      First Nationwide Holdings Inc.:
        9.125%, 1-15-2003 .....................     1,000    1,030,000
        12.5%, 4-15-2003 ......................       500      557,500
        Total .................................              1,587,500

     Eating and Drinking Places - 0.48%
      Foodmaker, Inc.,
        9.25%, 3-1-99 .........................       500      515,000

     Electric, Gas and Sanitary Services - 0.58%
      Allied Waste Industries, Inc.,
        0.0%, 6-1-2007 (B)(E) .................     1,000      615,000

     Electronic and Other Electric Equipment - 2.29%
      Advanced Micro Devices, Inc.,
        11.0%, 8-1-2003 .......................       500      556,875
      Electronic Retailing Systems
        International, Inc., Units,
        0.0%, 2-1-2004 (B)(E)(H) ..............       500      326,250
      Rayovac Corporation,
        10.25%, 11-1-2006 .....................       500      526,250
      Telex Communications, Inc.,
        10.5%, 5-1-2007 (B) ...................       500      522,500
      Viasystems, Inc.,
        9.75%, 6-1-2007 (B) ...................       500      506,250
        Total .................................              2,438,125

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     CORPORATE DEBT SECURITIES (Continued)
     Engineering and Management Services - 0.72%
      United International Holdings, Inc.,
        0.0%, 11-15-99 ........................    $1,000 $    770,000

     Fabricated Metal Products - 3.94%
      Mark IV Industries, Inc.,
        8.75%, 4-1-2003 .......................     1,500    1,548,750
      Neenah Corporation:
        11.125%, 5-1-2007 (B) .................       500      532,500
        11.125%, 5-1-2007 (B) .................     1,000    1,065,000
      Nortek, Inc.,
        9.875%, 3-1-2004 ......................       500      512,500
      U.S. Can Corporation,
        10.125%, 10-15-2006 ...................       500      531,250
        Total .................................              4,190,000

     Food and Kindred Products - 0.95%
      Archibald Candy Corporation,
        10.25%, 7-1-2004 (B) ..................       500      507,500
      Dr Pepper Bottling Holdings, Inc.,
        0.0%, 2-15-2003 (E) ...................       500      498,750
        Total .................................              1,006,250

     Food Stores - 4.42%
      Big V Supermarkets, Inc.,
        11.0%, 2-15-2004 ......................       500      511,250
      Bruno's, Inc.,
        10.5%, 8-1-2005 .......................     1,500    1,511,250
      Jitney-Jungle Stores of America, Inc.,
        12.0%, 3-1-2006 .......................     1,000    1,110,000
      Pueblo Xtra International, Inc.,
        9.5%, 8-1-2003 ........................       500      485,000
      Ralphs Grocery Company,
        11.0%, 6-15-2005 ......................     1,000    1,081,250
        Total .................................              4,698,750

     Furniture and Fixtures - 1.43%
      Lear Seating Corporation,
        8.25%, 2-1-2002 .......................     1,500    1,522,500

     General Building Contractors - 1.48%
      NVR L.P.,
        11.0%, 4-15-2003 ......................     1,000    1,070,000
      Standard Pacific Corporation,
        8.5%, 6-15-2007 .......................       500      500,000
        Total .................................              1,570,000

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
     JUNE 30, 1997
                                                Principal
                                                Amount in
                                                Thousands        Value
     CORPORATE DEBT SECURITIES (Continued)
     Health Services - 2.40%
      Quorum Health Group, Inc.,
        8.75%, 11-1-2005 ......................    $1,000 $  1,035,000
      Regency Health Services, Inc.,
        9.875%, 10-15-2002 ....................       500      512,500
      Tenet Healthcare Corporation:
        8.0%, 1-15-2005 .......................       500      501,250
        8.625%, 1-15-2007 .....................       500      510,000
        Total .................................              2,558,750

     Holding and Other Investment Offices - 2.11%
      Grupo Industrial Durango, S.A. de C.V.,
        12.625%, 8-1-2003 .....................     1,000    1,130,000
      LTC Properties, Inc., Convertible,
        8.5%, 1-1-2000 ........................     1,000    1,110,000
        Total .................................              2,240,000

     Hotels and Other Lodging Places - 5.07%
      Casino America, Inc.,
        12.5%, 8-1-2003 .......................       750      774,375
      HMC Acquisition Properties, Inc.,
        9.0%, 12-15-2007 ......................       500      508,125
      Prime Hospitality Corp.:
        9.25%, 1-15-2006 ......................     1,500    1,556,250
        9.75%, 4-1-2007 .......................       500      522,500
      Showboat, Inc.,
        9.25%, 5-1-2008 .......................     1,000    1,030,000
      Station Casinos, Inc.,
        10.125%, 3-15-2006 ....................     1,000    1,007,500
        Total .................................              5,398,750

     Industrial Machinery and Equipment - 2.77%
      American Standard Inc.,
        9.875%, 6-1-2001 ......................     1,000    1,060,000
      Bell & Howell Company,
        10.75%, 10-1-2002 .....................       750      783,750
      Falcon Building Products, Inc.,
        0.0%, 6-15-2007 (B)(E) ................     1,000      590,000
      Walbro Corporation,
        9.875%, 7-15-2005 .....................       500      512,500
        Total .................................              2,946,250

     Instruments and Related Products - 2.49%
      Cole National Group, Inc.,
        9.875%, 12-31-2006 ....................       500      523,750
      InterCel, Inc., Units,
        0.0%, 2-1-2006 (E)(I) .................         7      495,000
      Maxxim Medical, Inc.,
        10.5%, 8-1-2006 .......................     1,500    1,627,500
        Total .................................              2,646,250

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     CORPORATE DEBT SECURITIES (Continued)
     Lumber and Wood Products - 1.00%
      Triangle Pacific Corp.,
        10.5%, 8-1-2003 .......................    $1,000 $  1,067,500

     Miscellaneous Manufacturing Industries - 1.47%
      Hedstrom Corporation,
        10.0%, 6-1-2007 (B) ...................       500      510,000
      Pen-Tab Industries, Inc.,
        10.875%, 2-1-2007 (B) .................       500      512,500
      Syratech Corporation,
        11.0%, 4-15-2007 ......................       500      536,250
        Total .................................              1,558,750

     Miscellaneous Retail - 1.00%
      Michaels Stores, Inc.,
        10.875%, 6-15-2006 ....................       500      542,500
      TravelCenters of America, Inc.,
        10.25%, 4-1-2007 (B) ..................       500      517,500
        Total .................................              1,060,000

     Motion Pictures - 1.07%
      MacAndrews & Forbes Group, Incorporated,
        13.0%, 3-1-99 .........................        81       81,405
      Plitt Theatres, Inc.,
        10.875%, 6-15-2004 ....................     1,000    1,060,000
        Total .................................              1,141,405

     Oil and Gas Extraction - 1.94%
      Flores & Rucks, Inc.,
        9.75%, 10-1-2006 ......................     1,000    1,045,000
      Lomak Petroleum, Inc.,
        8.75%, 1-15-2007 ......................       500      500,000
      Pride Petroleum Services, Inc.,
        9.375%, 5-1-2007 ......................       500      522,500
        Total .................................              2,067,500

     Paper and Allied Products - 4.70%
      Asia Pulp & Paper Company Ltd.,
        11.75%, 10-1-2005 .....................     1,000    1,102,500
      Container Corporation of America,
        11.25%, 5-1-2004 ......................     1,500    1,620,000
      Fort Howard Corporation,
        11.0%, 1-2-2002 .......................       438      491,951
      Indah Kiat Finance Mauritius Limited,
        10.0%, 7-1-2007 (B)....................       500      499,375

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     CORPORATE DEBT SECURITIES (Continued)
     Paper and Allied Products (Continued)
      Mail-Well Corporation,
        10.5%, 2-15-2004 ......................    $  500 $    527,500
      Sweetheart Cup Company, Inc.,
        10.5%, 9-1-2003 .......................       750      761,250
        Total .................................              5,002,576

     Personal Services - 0.52%
      Prime Succession Acquisition Corp.,
        10.75%, 8-15-2004 .....................       500      550,000

     Primary Metal Industries - 0.99%
      Essex Group, Inc.,
        10.0%, 5-1-2003 .......................     1,000    1,052,500

     Printing and Publishing - 5.47%
      American Media Operations, Inc.,
        11.625%, 11-15-2004 ...................     1,000    1,090,000
      Big Flower Press, Inc.,
        10.75%, 8-1-2003 ......................       666      704,295
      Jordan Industries, Inc.,
        10.375%, 8-1-2003 .....................     1,500    1,590,000
      K-III Communications Corporation,
        8.5%, 2-1-2006 ........................       500      500,000
      Viacom International, Inc.,
        8.0%, 7-7-2006 ........................     2,000    1,940,000
        Total .................................              5,824,295

     Rubber and Miscellaneous Plastics Products - 0.90%
      LDM Technologies, Inc.,
        10.75%, 1-15-2007 .....................       500      530,000
      RBX Corporation,
        11.25%, 10-15-2005 ....................       500      425,000
        Total .................................                955,000

     Stone, Clay and Glass Products - 0.95%
      Owens-Illinois, Inc.,
        7.85%, 5-15-2004 ......................     1,000    1,015,590

     Textile Mill Products - 2.44%
      Avondale Mills, Inc.,
        10.25%, 5-1-2006 ......................       500      526,250
      Collins & Aikman Products Co.,
        11.5%, 4-15-2006 ......................       500      562,500
      Glenoit Corporation,
        11.0%, 4-15-2007 (B) ..................       500      526,875
      Polymer Group Inc.,
        9.0%, 7-1-2007 (B) ....................     1,000      983,910
        Total .................................              2,599,535
               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     CORPORATE DEBT SECURITIES (Continued)
     Transportation Equipment - 2.05%
      Aetna Industries, Inc.,
        11.875%, 10-1-2006 ....................    $1,000 $  1,090,000
      Greenwich Air Services, Inc.,
        10.5%, 6-1-2006 .......................       500      581,250
      Westinghouse Air Brake Company,
        9.375%, 6-15-2005 .....................       500      510,000
        Total .................................              2,181,250

     Transportation Services _ 0.71%
      Transportacion Maritima Mexicana,
        S.A. de C.V.,
        10.0%, 11-15-2006 .....................       750      757,500

     Trucking and Warehousing - 0.50%
      Iron Mountain Incorporated,
        10.125%, 10-1-2006 ....................       500      535,000

     Wholesale Trade -- Durable Goods - 2.92%
      Alvey Systems, Inc.,
        11.375%, 1-31-2003 ....................     1,000    1,035,000
      E&S Holdings Corporation,
        10.375%, 10-1-2006 ....................       500      520,000
      Exide Corporation,
        10.0%, 4-15-2005 ......................     1,500    1,552,500
        Total .................................              3,107,500

     Wholesale Trade -- Nondurable Goods - 1.92%
      Corporate Express, Inc.,
        9.125%, 3-15-2004 .....................     1,000      998,750
      Di Giorgio Corporation,
        10.0%, 6-15-2007 (B) ..................       500      487,500
      United Stationers Supply Co.,
        12.75%, 5-1-2005 ......................       500      560,000
        Total .................................              2,046,250

     TOTAL CORPORATE DEBT SECURITIES - 92.09%             $ 98,012,966
      (Cost: $94,224,849)

     OTHER GOVERNMENT SECURITIES _ 0.53%
     Argentina
      The Republic of Argentina,
        11.375%, 1-30-2017 ....................       500 $    562,500
      (Cost: $496,989)

     TOTAL SHORT-TERM SECURITIES - 3.00%                  $  3,193,023
      (Cost: $3,193,023)

               See Notes to Schedules of Investments on pages 52 - 53.

     THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
     JUNE 30, 1997

                                                                 Value

     TOTAL INVESTMENT SECURITIES - 99.53%                 $105,926,622
      (Cost: $101,346,875)

     CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.47%         500,493

     NET ASSETS - 100.00%                                 $106,427,115


               See Notes to Schedules of Investments on pages 52 - 53.

     TMK/UNITED FUNDS, INC.
     Notes to Schedules of Investments
     *No dividends were paid during the preceding 12 months.
     (A)  Listed on an exchange outside of the United States.
     (B)  As of June 30, 1997, the following restricted securities were owned:
                                   Shares/
                                   Principal
                        Acquisition  Amount Acquisition  Market
         Security            Date  (in 000's)      Cost   Value
      ----------------  --------------------------------------------
                                  Growth Portfolio

      Adaptec Inc., Convertible,
         4.75%, 2-1-2004    1/28/97    $1,500$1,500,000$1,494,375
                            2/28/97     1,000   995,000   996,250
                                             --------------------
                                             $2,495,000$2,490,625
                                             ====================



                               International Portfolio

         Haci Omer Sabanci
          Holding A.S., ADR 6/30/97    96,000  $864,000  $864,000
                                               ========  ========



                              Asset Strategy Portfolio

      Banco de Inversion y Comercio
         Exterior S.A.,
         9.375%, 12-27-2000 2/18/97      $200$  208,000$  208,750
      Companhia Paranaense de Energia-COPEL,
         9.75%, 5-2-2005    4/22/97       200   199,236   207,250
      Jg Summit Holding, Inc.,
         8.0%, 5-6-2002     5/19/97       200   197,750   198,500
      Pepsi-Gemex, S.A. de C.V.,
         9.75%, 3-30-2004   6/24/97       200   205,750   205,250
      Ispat Mexicana, S.A. de C.V.,
         10.375%, 3-15-2001 3/17/97       200   202,250   210,250
      Vicap, S.A. de C.V.,
         10.25%, 5-15-2002  6/18/97       200   206,400   206,000
                                             --------------------
                                             $1,219,386$1,236,000
                                             ====================



                                High Income Portfolio

      Heartland Wireless Communications,
         Inc., Warrants     4/20/95     3,000$   18,500  $     30
      Microcell Telecommunications Inc.,
         Conditional Warrants 6/13/96   5,000       ---     3,125
      Microcell Telecommunications Inc.,
         Warrants           6/13/96     5,000    61,247    62,500
      Allied Waste Industries, Inc.,
         0.0%, 6-1-2007      5/1/97    $1,000   574,360   615,000
      American Builders & Contractors
         Supply Co., Inc.,
         10.625%, 5-15-2007  5/2/97       500   500,000   515,000
      Archibald Candy Corporation,
         10.25%, 7-1-2004   6/27/97       500   500,000   507,500
      Di Giorgio Corporation,
         10.0%, 6-15-2007   6/13/97       500   500,000   487,500
      Electronic Retailing Systems
         International, Inc., Units,
         0.0%, 2-1-2004     1/21/97       500   336,458   326,250
      Falcon Building Products, Inc.,
         0.0%, 6-15-2007     6/5/97     1,000   599,820   590,000
      Glenoit Corporation,
         11.0%, 4-15-2007   3/26/97       500   499,045   526,875
      Globalstar, L.P., Units,
         11.375%, 2-15-2004 2/13/97       500   500,000   501,250
      Hedstrom Corporation,
         10.0%, 6-1-2007     6/9/97       500   500,000   510,000
      Indah Kiat Finance Mauritius Limited,
         10.0%, 7-1-2007    6/26/97       500   496,735   499,375
      Neenah Corporation:
         11.125%, 5-1-2007  4/23/97       500   500,000   532,500
         11.125%, 5-1-2007  6/26/97     1,000 1,057,500 1,065,000
      Pen-Tab Industries, Inc.,
         10.875%, 2-1-2007  1/30/97       500   500,000   512,500
      Polymer Group Inc.,
         9.0%, 7-1-2007     6/30/97     1,000   983,910   983,910
      Telex Communications, Inc.,
         10.5%, 5-1-2007    4/29/97       500   500,000   522,500
      TravelCenters of America, Inc.,
         10.25%, 4-1-2007   3/24/97       500   500,000   517,500
      Viasystems, Inc.,
         9.75%, 6-1-2007     6/2/97       500   500,000   506,250
      WinStar Communications, Inc.,
         0.0%, 10-15-2005   3/13/97       500   500,000   487,500
                                             ----------------------
                                             $10,127,575$10,272,065
                                             ======================


          The total market value of restricted securities represents approximately 0.40%, 0.83%, 13.69% and 9.65%, respectively, of the total net assets in the Growth Portfolio, International Portfolio, Asset Strategy Portfolio and High Income Portfolio at June 30, 1997.

     TMK/UNITED FUNDS, INC.
     Notes to Schedules of Investments
     (C) Collateralized by $277,000 U.S. Treasury Notes, 12.5% due 8-15-2014, market value and accrued interest aggregate $420,227.
     (D) Principal amounts are denominated in the indicated foreign currency where applicable (DM _ Deutsche Mark, F _ French Franc).
     (E) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
     (F) Each Unit consists of $1,000 principal amount of 11.375% senior notes due 2004 and one warrant to purchase 2.0645 shares of common stock.
     (G) Each Unit consists of $1,000 principal amount of 13.5% senior discount notes due 2006 and one warrant to purchase 2.274 shares of common stock.
     (H) Each Unit consists of $1,000 principal amount of 13.25% senior discount notes due 2004 and one warrant to purchase 17.23 shares of common stock.
     (I) Each Unit consists of 10 $1,000 principal amount of 12% senior discount notes due 2-1-2006 and 32 warrants. Each warrant entitles the holder to purchase one share of common stock.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

     TMK/UNITED FUNDS, INC.
     STATEMENT OF ASSETS AND LIABILITIES
     JUNE 30, 1997
     (Unaudited)                                                Science and
                                       Growth         Income     Technology
                                    Portfolio      Portfolio      Portfolio
     Assets                       -----------     ----------    -----------
      Investment securities--at
        value (Notes 1 and 3)    $621,197,895   $577,865,797     $3,158,547
      Cash   .................          3,820          5,752          2,839
      Receivables:
        Investment securities
         sold  ...............            ---        178,318            ---
        Fund shares sold .....        971,128      1,454,838        121,120
        Dividends and interest        573,081        385,391            250
      Prepaid insurance
        premium ..............            642            ---            ---
      Other  .................            ---            ---             31
                                 ------------   ------------     ----------
         Total assets  .......    622,746,566    579,890,096      3,282,787
     Liabilities                 ------------   ------------     ----------
      Payable for investment
        securities purchased .      7,521,976      1,718,640         49,300
      Payable to Fund
        shareholders .........         95,832         90,993             48
      Accrued accounting
        services fee (Note 2).          5,833          5,833            ---
      Accrued management
        fee (Note 2) .........         11,715         10,999             59
      Dividends payable ......            ---            ---            ---
      Due to custodian  ......            ---            ---            ---
      Other  .................          3,168          2,286            ---
                                 ------------   ------------     ----------
         Total liabilities  ..      7,638,524      1,828,751         49,407
                                 ------------   ------------     ----------
           Total net assets ..   $615,108,042   $578,061,345     $3,233,380
     Net Assets                  ============   ============     ==========
      $0.01 par value capital stock
        Capital stock ........   $    765,890   $    479,202     $    5,802
        Additional paid-in
         capital  ............    490,427,149    346,622,238      3,034,862
      Accumulated undistributed gain (loss):
        Accumulated undistributed
         net investment income      2,686,120      2,226,074         14,167
        Accumulated undistributed
         net realized gain (loss)
         on investment
         transactions  .......     24,444,722     12,608,698            ---
        Net unrealized appreciation
         of investments  .....     96,784,161    216,125,133        178,549
                                 ------------   ------------     ----------
         Net assets applicable to
           outstanding units
           of capital ........   $615,108,042   $578,061,345     $3,233,380
                                 ============   ============     ==========
     Net asset value, redemption
      and offering price per share    $8.0313       $12.0630        $5.5724
                                      =======       ========        =======
     Capital shares outstanding    76,588,966     47,920,179        580,246
     Capital shares authorized    100,000,000    100,000,000    100,000,000
                         See notes to financial statements.

     TMK/UNITED FUNDS, INC.
     STATEMENT OF ASSETS AND LIABILITIES
     JUNE 30, 1997
     (Unaudited)
                                International      Small Cap       Balanced
                                    Portfolio      Portfolio      Portfolio
     Assets                      ------------   ------------    -----------
      Investment securities--at
        value (Notes 1 and 3)    $107,182,763   $120,172,388    $54,430,328
      Cash   .................            ---            625          3,737
      Receivables:
        Investment securities
         sold  ...............            ---         98,747            ---
        Fund shares sold .....        248,234        216,150        244,991
        Dividends and interest        389,248         62,072        353,313
      Prepaid insurance
        premium ..............            ---            ---            ---
      Other  .................            ---            ---            ---
                                 ------------    -----------     ----------
         Total assets  .......    107,820,245    120,549,982     55,032,369
     Liabilities                 ------------   ------------    -----------
      Payable for investment
        securities purchased .      3,884,460      1,648,100        467,950
      Payable to Fund
        shareholders .........         15,677         25,345         22,226
      Accrued accounting
        services fee (Note 2).          3,333          3,333          2,500
      Accrued management
        fee (Note 2) .........          2,260          2,751            887
      Dividends payable ......            ---            ---            ---
      Due to custodian  ......         22,723            ---            ---
      Other  .................         42,634            973            352
                                 ------------   ------------    -----------
         Total liabilities  ..      3,971,087      1,680,502        493,915
                                 ------------   ------------    -----------
           Total net assets ..   $103,849,158   $118,869,480    $54,538,454
     Net Assets                  ============   ============    ===========
      $0.01 par value capital stock
        Capital stock ........   $    152,436   $    132,795    $    80,202
        Additional paid-in
         capital  ............     82,761,773     97,252,927     46,393,517
      Accumulated undistributed gain (loss):
        Accumulated undistributed
         net investment income        604,188         47,431        788,059
        Accumulated undistributed
         net realized gain (loss)
         on investment
         transactions  .......      7,920,891      9,896,301        927,074
        Net unrealized appreciation
         of investments  .....     12,409,870     11,540,026      6,349,602
                                 ------------   ------------    -----------
         Net assets applicable to
           outstanding units
           of capital ........   $103,849,158   $118,869,480    $54,538,454
                                 ============   ============    ===========
     Net asset value, redemption
      and offering price per share    $6.8126        $8.9513        $6.8002
                                      =======       ========        =======
     Capital shares outstanding    15,243,592     13,279,530      8,020,174
     Capital shares authorized    100,000,000    100,000,000     50,000,000
                         See notes to financial statements.

     TMK/UNITED FUNDS, INC.
     STATEMENT OF ASSETS AND LIABILITIES
     JUNE 30, 1997
     (Unaudited)
                                        Asset
                                     Strategy   Money Market   Limited-Term
                                    Portfolio      Portfolio Bond Portfolio
     Assets                     -------------   ------------    -----------
      Investment securities--at
        value (Notes 1 and 3)      $9,125,371    $38,254,399     $4,070,912
      Cash   .................          4,276          2,117          2,622
      Receivables:
        Investment securities
         sold  ...............        375,779            ---            ---
        Fund shares sold .....          5,790      3,346,153          5,635
        Dividends and interest         51,593        275,781         67,748
      Prepaid insurance
        premium ..............            ---            603            ---
      Other  .................            ---            ---            ---
                                   ----------    -----------     ----------
         Total assets  .......      9,562,809     41,879,053      4,146,917
     Liabilities                   ----------    -----------     ----------

      Payable for investment
        securities purchased .        532,408            ---            ---
      Payable to Fund
        shareholders .........          1,172      3,087,102            203
      Accrued accounting
        services fee (Note 2).            ---          1,667            ---
      Accrued management
        fee (Note 2) .........            197            524             62
      Dividends payable  .....            ---         15,955            ---
      Due to custodian  ......            ---            ---            ---
      Other  .................            449            447            147
                                   ----------    -----------     ----------
         Total liabilities  ..        534,226      3,105,695            412
                                   ----------    -----------     ----------
           Total net assets ..     $9,028,583    $38,773,358     $4,146,505
     Net Assets                    ==========    ===========     ==========
      $0.01 par value capital stock
        Capital stock ........     $   16,434    $   387,734     $    7,829
        Additional paid-in
         capital  ............      8,316,095     38,385,624      4,012,942
      Accumulated undistributed gain (loss):
        Accumulated undistributed
         net investment income        147,212            ---        112,387
        Accumulated undistributed
         net realized gain (loss)
         on investment
         transactions  .......         18,462            ---         (3,449)
        Net unrealized appreciation
         of investments  .....        530,380            ---         16,796
                                   ----------    -----------     ----------
         Net assets applicable to
           outstanding units
           of capital ........     $9,028,583    $38,773,358     $4,146,505
                                   ==========    ===========     ==========
     Net asset value, redemption
      and offering price per share    $5.4939        $1.0000        $5.2961
                                      =======       ========        =======
     Capital shares outstanding     1,643,371     38,773,358        782,938
     Capital shares authorized    100,000,000    100,000,000     50,000,000
                         See notes to financial statements.

     TMK/UNITED FUNDS, INC.
     STATEMENT OF ASSETS AND LIABILITIES
     JUNE 30, 1997
     (Unaudited)
                                         Bond    High Income
                                    Portfolio      Portfolio
     Assets                     -------------  -------------
      Investment securities--at
        value (Notes 1 and 3)     $90,489,637   $105,926,622
      Cash   .................          3,898          6,202
      Receivables:
        Investment securities
         sold  ...............            ---      2,005,000
        Fund shares sold .....         83,109        371,460
        Dividends and interest      1,366,216      2,210,482
      Prepaid insurance
        premium ..............            401            581
      Other  .................            ---            ---
                                  -----------   ------------
         Total assets  .......     91,943,261    110,520,347
     Liabilities                  -----------   ------------
      Payable for investment
        securities purchased .            ---      4,050,020
      Payable to Fund
        shareholders .........         11,627         17,575
      Accrued accounting
        services fee (Note 2).          2,500          3,333
      Accrued management
        fee (Note 2) .........          1,324          1,878
      Dividends payable  .....            ---            ---
      Due to custodian  ......            ---            ---
      Other  .................            514         20,426
                                  -----------   ------------
         Total liabilities  ..         15,965      4,093,232
                                  -----------   ------------
           Total net assets ..    $91,927,296   $106,427,115
     Net Assets                   ===========   ============
      $0.01 par value capital stock
        Capital stock ........    $   171,578   $    218,963
        Additional paid-in
         capital  ............     90,119,363     97,421,537
      Accumulated undistributed gain (loss):
        Accumulated undistributed
         net investment income      2,900,930      4,411,888
        Accumulated undistributed
         net realized gain (loss)
         on investment
         transactions  .......     (2,622,804)      (205,020)
        Net unrealized appreciation
         of investments  .....      1,358,229      4,579,747
                                  -----------   ------------
         Net assets applicable to
           outstanding units
           of capital ........    $91,927,296   $106,427,115
                                  ===========   ============
     Net asset value, redemption
      and offering price per share    $5.3578        $4.8605
                                      =======        =======
     Capital shares outstanding    17,157,779     21,896,293
     Capital shares authorized    100,000,000    100,000,000
                         See notes to financial statements.

     TMK/UNITED FUNDS, INC.
     STATEMENT OF OPERATIONS
     For the Period Ended JUNE 30, 1997
     (Unaudited)                                                Science and
                                       Growth         Income     Technology
                                    Portfolio      Portfolio      Portfolio
                                   ----------     ----------     ----------
     Investment Income
      Income (Note 1B):
        Interest and
         amortization ........    $   848,527    $   852,508       $ 17,972
        Dividends ............      3,872,632      3,214,335            182
                                  -----------    -----------       --------
         Total income               4,721,159      4,066,843         18,154
                                  -----------    -----------       --------
      Expenses (Note 2):
        Investment management
         fee  ................      1,923,068      1,771,958          3,196
        Accounting services
         fee  ................         32,500         30,833            ---
        Custodian fees .......         16,943         13,286            591
        Audit fees ...........          6,890          7,191            ---
        Legal fees ...........          5,867          5,409            231
        Other ................         13,700         12,092            (31)
                                  -----------    -----------       --------
         Total expenses  .....      1,998,968      1,840,769          3,987
                                  -----------    -----------       --------
           Net investment income    2,722,191      2,226,074         14,167
                                  -----------    -----------       --------
     Realized and Unrealized Gain (Loss)
      on Investments (Notes 1 and 3)
      Realized net gain (loss)
        on securities ........     24,444,722     12,608,698            ---
      Realized net gain (loss)
        on foreign currency
        transactions .........        (36,071)           ---            ---
                                  -----------    -----------       --------
        Realized net gain (loss)
         on investments  .....     24,408,651     12,608,698            ---
      Unrealized appreciation
        (depreciation) in value
        of investments during
        the period ...........     66,842,068     75,619,091        178,549
                                  -----------    -----------       --------
         Net gain (loss) on
           investments .......     91,250,719     88,227,789        178,549
                                  -----------    -----------       --------
           Net increase
            in net assets
            resulting from
            operations  ......    $93,972,910    $90,453,863       $192,716
                                  ===========    ===========       ========


                         See notes to financial statements.

     TMK/UNITED FUNDS, INC.
     STATEMENT OF OPERATIONS
     For the Period Ended JUNE 30, 1997
     (Unaudited)
                                International      Small Cap       Balanced
                                    Portfolio      Portfolio      Portfolio
                                   ----------     ----------     ----------
     Investment Income
      Income (Note 1B):
        Interest and
         amortization ........    $   218,111    $   480,537     $  655,647
        Dividends ............        837,873         23,578        294,162
                                  -----------    -----------     ----------
         Total income               1,055,984        504,115        949,809
                                  -----------    -----------     ----------
      Expenses (Note 2):
        Investment management
         fee  ................        359,608        431,129        141,138
        Accounting services
         fee  ................         15,833         18,333         10,833
        Custodian fees .......         58,002          3,103          1,722
        Audit fees ...........          7,333          5,980          6,037
        Legal fees ...........            950          1,078            499
        Other ................          2,619          3,046          1,509
                                  -----------    -----------     ----------
         Total expenses  .....        444,345        462,669        161,738
                                  -----------    -----------     ----------
           Net investment income      611,639         41,446        788,071
                                  -----------    -----------     ----------
     Realized and Unrealized Gain (Loss)
      on Investments (Notes 1 and 3)
      Realized net gain (loss)
        on securities ........      9,169,193      9,896,301        927,074
      Realized net gain (loss)
        on foreign currency
        transactions .........         (7,451)         5,985            (12)
                                  -----------    -----------     ----------
        Realized net gain (loss)
         on investments  .....      9,161,742      9,902,286        927,062
      Unrealized appreciation
        (depreciation) in value
        of investments during
        the period ...........      2,039,953      2,415,651      2,874,616
                                  -----------    -----------     ----------
         Net gain (loss) on
           investments .......     11,201,695     12,317,937      3,801,678
                                  -----------    -----------     ----------
           Net increase
            in net assets
            resulting from
            operations  ......    $11,813,334    $12,359,383     $4,589,749
                                  ===========    ===========     ==========


                         See notes to financial statements.

     TMK/UNITED FUNDS, INC.
     STATEMENT OF OPERATIONS
     For the Period Ended JUNE 30, 1997
     (Unaudited)
                               Asset Strategy   Money Market   Limited-Term
                                    Portfolio      Portfolio Bond Portfolio
                              ---------------     ----------     ----------
     Investment Income
      Income (Note 1B):
        Interest and
         amortization ........       $159,031     $1,031,055       $129,219
        Dividends ............         29,818            ---            ---
                                     --------     ----------       --------
         Total income                 188,849      1,031,055        129,219
                                     --------     ----------       --------
      Expenses (Note 2):
        Investment management
         fee  ................         33,683         92,312         10,548
        Accounting services
         fee  ................            ---         10,000            ---
        Custodian fees .......          2,392          2,362            653
        Audit fees ...........          5,493          3,564          4,892
        Legal fees ...........            293            778            243
        Other ................            568          1,340            496
                                     --------     ----------       --------
         Total expenses  .....         42,429        110,356         16,832
                                     --------     ----------       --------
           Net investment income      146,420        920,699        112,387
                                     --------     ----------       --------
     Realized and Unrealized Gain (Loss)
      on Investments (Notes 1 and 3)
      Realized net gain (loss)
        on securities ........         65,034            ---         (3,449)
      Realized net gain (loss)
        on foreign currency
        transactions .........            792            ---            ---
                                     --------     ----------       --------
        Realized net gain (loss)
         on investments  .....         65,826            ---         (3,449)
      Unrealized appreciation
        (depreciation) in value
        of investments during
        the period ...........        373,015            ---         (8,557)
                                     --------     ----------       --------
         Net gain (loss) on
           investments .......        438,841            ---        (12,006)
                                     --------     ----------       --------
           Net increase
            in net assets
            resulting from
            operations  ......       $585,261     $  920,699       $100,381
                                     ========     ==========       ========


                         See notes to financial statements.

     TMK/UNITED FUNDS, INC.
     STATEMENT OF OPERATIONS
     For the Period Ended JUNE 30, 1997
     (Unaudited)
                                         Bond    High Income
                                    Portfolio      Portfolio
                                -------------  -------------
     Increase (Decrease) in Net Assets
      Income (Note 1B):
        Interest and
         amortization ........     $3,166,987     $4,701,001
        Dividends ............            ---         67,443
                                   ----------     ----------
         Total income               3,166,987      4,768,444
                                   ----------     ----------
      Expenses (Note 2):
        Investment management
         fee  ................        238,539        323,802
        Accounting services
         fee  ................         15,000         18,333
        Custodian fees .......          2,588          3,514
        Audit fees ...........          6,187          6,419
        Legal fees ...........            968          1,065
        Other ................          2,775          3,423
                                   ----------     ----------
         Total expenses  .....        266,057        356,556
                                   ----------     ----------
           Net investment income    2,900,930      4,411,888
                                   ----------     ----------
     Realized and Unrealized Gain (Loss)
      on Investments (Notes 1 and 3)
      Realized net gain (loss)
        on securities ........         (3,073)        32,496
      Realized net gain (loss)
        on foreign currency
        transactions .........            ---            ---
                                   ----------     ----------
        Realized net gain (loss)
         on investments  .....         (3,073)        32,496
      Unrealized appreciation
        (depreciation) in value
        of investments during
        the period ...........       (208,952)     1,695,045
                                   ----------     ----------
         Net gain (loss) on
           investments .......       (212,025)     1,727,541
                                   ----------     ----------
           Net increase
            in net assets
            resulting from
            operations  ......     $2,688,905     $6,139,429
                                   ==========     ==========



                         See notes to financial statements.

     TMK/UNITED FUNDS, INC.
     STATEMENT OF CHANGES IN NET ASSETS
     For the Period Ended JUNE 30, 1997
     (Unaudited)                                                Science and
                                       Growth         Income     Technology
                                    Portfolio      Portfolio      Portfolio
                                  -----------    -----------    -----------
     Increase (Decrease) in Net Assets
      Operations:
        Net investment
         income  .............   $  2,722,191   $  2,226,074     $   14,167
        Realized net gain (loss)
         on investments  .....     24,408,651     12,608,698            ---
        Unrealized appreciation
         (depreciation)  .....     66,842,068     75,619,091        178,549
                                 ------------   ------------     ----------
         Net increase
           in net assets
           resulting from
           operations.........     93,972,910     90,453,863        192,716
                                 ------------   ------------     ----------
      Dividends to shareholders
        from net investment
        income (Note 1E)*.....            ---            ---            ---
                                 ------------   ------------     ----------
                                          ---            ---            ---
                                 ------------   ------------     ----------
      Capital share
        transactions** .......      7,972,442     25,216,062      3,040,664
                                 ------------   ------------     ----------
           Total increase
            (decrease)  ......    101,945,352    115,669,925      3,233,380
     Net Assets
      Beginning of period  ...    513,162,690    462,391,420            ---
                                 ------------   ------------     ----------
      End of period  .........   $615,108,042   $578,061,345     $3,233,380
                                 ============   ============     ==========
        Undistributed net
         investment income  ..     $2,686,120     $2,226,074        $14,167
                                   ==========     ==========        =======
                    *See "Financial Highlights" on pages 62 - 72.
     **Shares issued from sale
      of shares  .............      4,449,151      4,267,229        653,651
     Shares issued from reinvest-
      ment of dividends  .....            ---            ---            ---
     Shares redeemed .........     (3,361,723)    (1,959,902)       (73,405)
                                    ---------      ---------       --------
     Increase (decrease) in outstanding
      capital shares .........      1,087,428      2,307,327        580,246
                                    =========      =========       ========
     Value issued from sale
      of shares  .............    $32,374,354    $46,633,262     $3,439,705
     Value issued from reinvest-
      ment of dividends  .....            ---            ---            ---
     Value redeemed ..........    (24,401,912)   (21,417,200)      (399,041)
             .................    -----------    -----------    -----------
     Increase (decrease) in
      outstanding capital  ...    $ 7,972,442    $25,216,062     $3,040,664
                                  ===========    ===========    ===========

                         See notes to financial statements.

     TMK/UNITED FUNDS, INC.
     STATEMENT OF CHANGES IN NET ASSETS
     For the Period Ended JUNE 30, 1997
     (Unaudited)
                                International      Small Cap       Balanced
                                    Portfolio      Portfolio      Portfolio
                                  -----------    -----------    -----------
     Increase (Decrease) in Net Assets
      Operations:
        Net investment
         income  .............   $    611,639   $     41,446    $   788,071
        Realized net gain (loss)
         on investments  .....      9,161,742      9,902,286        927,062
        Unrealized appreciation
         (depreciation)  .....      2,039,953      2,415,651      2,874,616
                                 ------------   ------------    -----------
         Net increase
           in net assets
           resulting from
           operations.........     11,813,334     12,359,383      4,589,749
                                 ------------   ------------    -----------
      Dividends to shareholders
        from net investment
        income (Note 1E)*.....            ---            ---            ---
                                 ------------   ------------    -----------
                                          ---            ---            ---
                                 ------------   ------------    -----------
      Capital share
        transactions** .......     12,186,371      9,101,807      7,521,647
                                 ------------   ------------    -----------
           Total increase
            (decrease)  ......     23,999,705     21,461,190     12,111,396
     Net Assets
      Beginning of period  ...     79,849,453     97,408,290     42,427,058
                                 ------------   ------------    -----------
      End of period  .........   $103,849,158   $118,869,480    $54,538,454
                                 ============   ============    ===========
        Undistributed net
         investment income  ..       $604,188        $47,431       $788,059
                                     ========        =======       ========
                    *See "Financial Highlights" on pages 62 - 72.
     **Shares issued from sale
      of shares  .............      2,449,116      1,836,236      1,508,298
     Shares issued from reinvest-
      ment of dividends  .....            ---            ---            ---
     Shares redeemed .........       (515,955)      (705,954)      (334,819)
                                    ---------      ---------      ---------
     Increase (decrease) in outstanding
      capital shares .........      1,933,161      1,130,282      1,173,479
                                    =========      =========      =========
     Value issued from sale
      of shares  .............    $15,451,869    $14,730,364     $9,675,702
     Value issued from reinvest-
      ment of dividends  .....            ---            ---            ---
     Value redeemed ..........     (3,265,498)    (5,628,557)    (2,154,055)
             .................    -----------    -----------    -----------
     Increase (decrease) in
      outstanding capital  ...    $12,186,371    $ 9,101,807    $ 7,521,647
                                  ===========    ===========    ===========


                         See notes to financial statements.

     TMK/UNITED FUNDS, INC.
     STATEMENT OF CHANGES IN NET ASSETS
     For the Period Ended JUNE 30, 1997
     (Unaudited)
                               Asset Strategy   Money Market   Limited-Term
                                    Portfolio      Portfolio Bond Portfolio
                               --------------    -----------    -----------
     Increase (Decrease) in Net Assets
      Operations:
        Net investment
         income  .............     $  146,420    $   920,699     $  112,387
        Realized net gain (loss)
         on investments  .....         65,826            ---         (3,449)
        Unrealized appreciation
         (depreciation)  .....        373,015            ---         (8,557)
                                   ----------    -----------     ----------
         Net increase
           in net assets
           resulting from
           operations.........        585,261        920,699        100,381
                                   ----------    -----------     ----------
      Dividends to shareholders
        from net investment
        income (Note 1E)*.....            ---       (920,699)           ---
                                   ----------    -----------     ----------
                                          ---       (920,699)           ---
                                   ----------    -----------     ----------
      Capital share
        transactions** .......        (30,876)     1,515,756        330,700
                                   ----------    -----------     ----------
           Total increase
            (decrease)  ......        554,385      1,515,756        431,081
     Net Assets
      Beginning of period  ...      8,474,198     37,257,602      3,715,424
                                   ----------    -----------     ----------
      End of period  .........     $9,028,583    $38,773,358     $4,146,505
                                   ==========    ===========     ==========
        Undistributed net
         investment income  ..       $147,212           $---       $112,387
                                     ========           ====       ========
                    *See "Financial Highlights" on pages 62 - 72.
     **Shares issued from sale
      of shares  .............        165,493     96,311,750         90,010
     Shares issued from reinvest-
      ment of dividends  .....            ---        920,699            ---
     Shares redeemed .........       (172,634)   (95,716,693)       (26,572)
                                      -------     ----------         ------
     Increase (decrease) in outstanding
      capital shares .........         (7,141)     1,515,756         63,438
                                      =======     ==========         ======
     Value issued from sale
      of shares  .............       $846,639    $96,311,750       $469,165
     Value issued from reinvest-
      ment of dividends  .....            ---        920,699            ---
     Value redeemed ..........       (877,515)   (95,716,693)      (138,465)
             .................       --------    -----------       --------
     Increase (decrease) in
      outstanding capital  ...      ($ 30,876)   $ 1,515,756       $330,700
                                     ========    ===========       ========

                         See notes to financial statements.

     TMK/UNITED FUNDS, INC.
     STATEMENT OF CHANGES IN NET ASSETS
     For the Period Ended JUNE 30, 1997
     (Unaudited)
                                         Bond    High Income
                                    Portfolio      Portfolio
                                  -----------    -----------
     Increase (Decrease) in Net Assets
      Operations:
        Net investment
         income  .............     $2,900,930     $4,411,888
        Realized net gain (loss)
         on investments  .....         (3,073)        32,496
        Unrealized appreciation
         (depreciation)  .....       (208,952)     1,695,045
                                  -----------   ------------
         Net increase
           in net assets
           resulting from
           operations.........      2,688,905      6,139,429
                                  -----------   ------------
      Dividends to shareholders
        from net investment
        income (Note 1E)*.....            ---            ---
                                  -----------   ------------
                                          ---            ---
                                  -----------   ------------
      Capital share
        transactions** .......     (3,128,395)     2,881,615
                                  -----------   ------------
           Total increase
            (decrease)  ......       (439,490)     9,021,044
     Net Assets
      Beginning of period  ...     92,366,786     97,406,071
                                  -----------   ------------
      End of period  .........    $91,927,296   $106,427,115
                                  ===========   ============
        Undistributed net
         investment income  ..     $2,900,930     $4,411,888
                                   ==========     ==========
                    *See "Financial Highlights" on pages 62 - 72. **Shares issued from sale
      of shares  .............        851,086      1,842,848
     Shares issued from reinvest-
      ment of dividends  .....            ---            ---
     Shares redeemed .........     (1,454,754)    (1,237,393)
                                    ---------      ---------
     Increase (decrease) in outstanding
      capital shares .........       (603,668)       605,455
                                    =========      =========
     Value issued from sale
      of shares  .............     $4,462,626      8,668,438
     Value issued from reinvest-
      ment of dividends ......            ---            ---
     Value redeemed ..........     (7,591,021)    (5,786,823)
             .................    -----------     ----------
     Increase (decrease) in
      outstanding capital  ...    ($3,128,395)    $2,881,615
                                  ===========     ==========


                         See notes to financial statements.

     TMK/UNITED FUNDS, INC.
     STATEMENT OF CHANGES IN NET ASSETS
     For the Fiscal Year Ended DECEMBER 31, 1996


                                       Growth         Income  International
                                    Portfolio      Portfolio      Portfolio
                                  -----------    -----------    -----------
     Increase in Net Assets
      Operations:
        Net investment
         income  .............   $  6,619,255   $  3,809,484    $   909,905
        Realized net gain (loss)
         on investments  .....     51,961,378      7,401,806     (1,037,336)
        Unrealized appreciation
         (depreciation)  .....     (3,365,641)    60,154,057      9,364,785
                                 ------------   ------------    -----------
         Net increase
           in net assets
           resulting from
           operations.........     55,214,992     71,365,347      9,237,354
                                 ------------   ------------    -----------
      Distributions to shareholders (Note 1E):*
        From net investment
         income  .............     (6,621,032)    (3,809,484)      (845,962)
        From realized gains
         on securities
         transactions  .......    (51,959,601)    (7,400,042)      (169,132)
        In excess of realized
         gains  ..............            ---            ---            ---
                                 ------------   ------------    -----------
                                  (58,580,633)   (11,209,526)    (1,015,094)
                                 ------------   ------------    -----------
      Capital share
        transactions** .......     97,702,647     71,041,567     21,430,848
                                 ------------   ------------    -----------
           Total increase ....     94,337,006    131,197,388     29,653,108
     Net Assets
      Beginning of period  ...    418,825,684    331,194,032     50,196,345
                                 ------------   ------------    -----------
      End of period  .........   $513,162,690   $462,391,420    $79,849,453
                                 ============   ============    ===========
        Undistributed net
         investment income  ..           $---           $---           $---
                                         ====           ====           ====
                    *See "Financial Highlights" on pages 62 - 72.
     **Shares issued from sale
      of shares  .............     10,798,375      9,532,901      4,545,608
     Shares issued from reinvest-
      ment of dividends and/or
      distributions ..........      8,618,982      1,105,770        169,211
     Shares redeemed .........     (5,273,088)    (3,201,312)      (913,129)
                                   ----------      ---------      ---------
     Increase in outstanding
      capital shares .........     14,144,269      7,437,359      3,801,690
                                   ==========      =========      =========
     Value issued from sale
      of shares  .............    $76,770,633    $90,220,484    $25,545,695
     Value issued from reinvest-
      ment of dividends and/or
      distributions ..........     58,580,633     11,209,526      1,015,094
     Value redeemed ..........    (37,648,619)   (30,388,443)    (5,129,941)
             .................    -----------    -----------    -----------
     Increase in
      outstanding capital  ...    $97,702,647    $71,041,567    $21,430,848
                                  ===========    ===========    ===========

                         See notes to financial statements.

     TMK/UNITED FUNDS, INC.
     STATEMENT OF CHANGES IN NET ASSETS
     For the Fiscal Year Ended DECEMBER 31, 1996


                                    Small Cap       Balanced Asset Strategy
                                    Portfolio      Portfolio      Portfolio
                                  -----------    -----------    -----------
     Increase in Net Assets
      Operations:
        Net investment
         income  .............    $   198,002    $ 1,028,296     $  289,259
        Realized net gain (loss)
         on investments  .....      3,641,030      1,316,721        (46,700)
        Unrealized appreciation
         (depreciation)  .....        172,785      1,209,473        211,346
                                  -----------    -----------     ----------
         Net increase
           in net assets
           resulting from
           operations.........      4,011,817      3,554,490        453,905
                                  -----------    -----------     ----------
      Distributions to shareholders (Note 1E):*
        From net investment
         income  .............       (198,002)    (1,029,586)      (289,131)
        From realized gains
         on securities
         transactions  .......     (3,641,030)            ---           ---
        In excess of realized
         gains  ..............            ---     (1,315,431)           ---
                                  -----------    -----------     ----------
                                   (3,839,032)    (2,345,017)      (289,131)
                                  -----------    -----------     ----------
      Capital share
        transactions** .......     41,644,058     17,614,713      3,965,482
                                  -----------    -----------     ----------
           Total increase ....     41,816,843     18,824,186      4,130,256
     Net Assets
      Beginning of period  ...     55,591,447     23,602,872      4,343,942
                                  -----------    -----------     ----------
      End of period  .........    $97,408,290    $42,427,058     $8,474,198
                                  ===========    ===========     ==========
        Undistributed net
         investment income   .           $---           $---           $---
                                         ====           ====           ====
                    *See "Financial Highlights" on pages 62 - 72.
     **Shares issued from sale
      of shares  .............      5,458,630      2,884,829      1,038,946
     Shares issued from reinvest-
      ment of dividends and/or
      distributions ..........        478,826        378,430         56,314
     Shares redeemed .........     (1,014,254)      (417,037)      (311,169)
                                    ---------      ---------      ---------
     Increase in outstanding
      capital shares .........      4,923,202      2,846,222        784,091
                                    =========      =========      =========
     Value issued from sale
      of shares  .............    $46,147,982    $17,870,938     $5,287,460
     Value issued from reinvest-
      ment of dividends and/or
      distributions ..........      3,839,032      2,345,016        289,131
     Value redeemed ..........     (8,342,956)    (2,601,241)    (1,611,109)
                                  -----------    -----------     ----------
     Increase in
      outstanding capital  ...    $41,644,058    $17,614,713     $3,965,482
                                  ===========    ===========     ==========


                         See notes to financial statements.

     TMK/UNITED FUNDS, INC.
     STATEMENT OF CHANGES IN NET ASSETS
     For the Fiscal Year Ended DECEMBER 31, 1996


                                 Money Market   Limited-Term           Bond
                                    Portfolio Bond Portfolio      Portfolio
                               --------------    -----------    -----------
     Increase in Net Assets
      Operations:
        Net investment
         income  .............    $ 1,758,102     $  193,799    $ 5,629,686
        Realized net gain (loss)
         on investments  .....            ---            848         33,713
        Unrealized appreciation
         (depreciation)  .....            ---        (66,484)    (2,694,467)
                                  -----------     ----------    -----------
         Net increase
           in net assets
           resulting from
           operations.........      1,758,102        128,163      2,968,932
                                  -----------     ----------    -----------
      Distributions to shareholders (Note 1E):*
        From net investment
         income  .............     (1,758,102)      (193,799)    (5,680,095)
        From realized gains
         on securities
         transactions  .......            ---           (848)           ---
        In excess of realized
         gains  ..............            ---            ---            ---
                                  -----------     ----------    -----------
                                   (1,758,102)      (194,647)    (5,680,095)
                                  -----------     ----------    -----------
      Capital share
        transactions** .......        385,358        928,429      6,508,442
                                  -----------     ----------    -----------
           Total increase ....        385,358        861,945      3,797,279
     Net Assets
      Beginning of period  ...     36,872,244      2,853,479     88,569,507
                                  -----------     ----------    -----------
      End of period  .........    $37,257,602     $3,715,424    $92,366,786
                                  ===========     ==========    ===========
        Undistributed net
         investment income  ..           $---           $---           $---
                                         ====           ====           ====
                    *See "Financial Highlights" on pages 62 - 72.
     **Shares issued from sale
      of shares  .............    217,565,342        223,662      2,284,864
     Shares issued from reinvest-
      ment of dividends and/or
      distributions ..........      1,758,186         37,694      1,092,242
     Shares redeemed .........   (218,938,170)       (85,156)    (2,142,176)
                                  -----------        -------      ---------
     Increase in outstanding
      capital shares .........        385,358        176,200      1,234,930
                                  ===========        =======      =========
     Value issued from sale
      of shares  .............   $217,565,342     $1,180,216    $12,180,349
     Value issued from reinvest-
      ment of dividends and/or
      distributions ..........      1,758,186        194,647      5,680,095
     Value redeemed ..........   (218,938,170)      (446,434)   (11,352,002)
                                 ------------     ----------    -----------
     Increase in
      outstanding capital  ...   $    385,358     $  928,429    $ 6,508,442
                                 ============     ==========    ===========


                         See notes to financial statements.

     TMK/UNITED FUNDS, INC.
     STATEMENT OF CHANGES IN NET ASSETS
     For the Fiscal Year Ended DECEMBER 31, 1996


                                  High Income
                                    Portfolio
                                  -----------
     Increase in Net Assets
      Operations:
        Net investment
         income  .............    $ 8,219,559
        Realized net gain (loss)
         on investments  .....      2,951,518
        Unrealized appreciation
         (depreciation)  .....       (486,973)
                                   ----------
         Net increase
           in net assets
           resulting from
           operations.........     10,684,104
                                   ----------
      Distributions to shareholders (Note 1E):*
        From net investment
         income  .............     (8,219,559)
        From realized gains
         on securities
         transactions  .......            ---
        In excess of realized
         gains  ..............            ---
                                  -----------
                                   (8,219,559)
                                  -----------
      Capital share
        transactions** .......      8,255,333
                                  -----------
           Total increase ....     10,719,878
     Net Assets
      Beginning of period  ...     86,686,193
                                  -----------
      End of period  .........    $97,406,071
                                  ===========
        Undistributed net
         investment income  ..           $---
                                         ====
                    *See "Financial Highlights" on pages 62 - 72.
     **Shares issued from sale
      of shares  .............      2,475,713
     Shares issued from reinvest-
      ment of dividends and/or
      distributions ..........      1,796,625
     Shares redeemed .........     (2,484,538)
                                    ---------
     Increase in outstanding
      capital shares .........      1,787,800
                                    =========
     Value issued from sale
      of shares  .............    $11,575,727
     Value issued from reinvest-
      ment of dividends and/or
      distributions ..........      8,219,560
     Value redeemed ..........    (11,539,954)
                                  -----------
     Increase in
      outstanding capital  ...    $ 8,255,333
                                  ===========

                         See notes to financial statements.

     FINANCIAL HIGHLIGHTS OF
     THE GROWTH PORTFOLIO
     For a Share of Capital Stock Outstanding Throughout Each Period:
     (Unaudited)

                          For the
                         six months  For the fiscal year ended December 31,
                            ended   -----------------------------------------
                          6/30/97     1996     1995     1994    1993   1992
                        ----------  ------- -------  ------- -------  -------
     Net asset value,
      beginning of
      period  ...........  $6.7967  $6.8260 $5.8986  $6.1962 $6.1505  $5.5973
                           -------  ------- -------  ------- -------  -------
     Income from investment
      operations:
      Net investment
        income ..........   0.0355   0.0990  0.0903   0.1211  0.0537   0.1013
      Net realized and
        unrealized gain
        on investments ..   1.1991   0.7478  2.1842   0.0268  0.8087   1.0653
                           -------  ------- -------  ------- -------  -------
     Total from investment
      operations  .......   1.2346   0.8468  2.2745   0.1479  0.8624   1.1666
                           -------  ------- -------  ------- -------  -------
     Less distributions:
      From net
        investment
        income ..........  (0.0000) (0.0990)(0.0903) (0.1211)(0.0537) (0.1013)
      From capital
        gains ...........  (0.0000) (0.7771)(1.2568) (0.3244)(0.7569) (0.5121)
      In excess of
        capital gains ...  (0.0000) (0.0000)(0.0000) (0.0000)(0.0061) (0.0000)
                           -------  ------- -------  ------- -------  -------
     Total distributions.  (0.0000) (0.8761)(1.3471) (0.4455)(0.8167) (0.6134)
                           -------  ------- -------  ------- -------  -------
     Net asset value,
      end of period  ....  $8.0313  $6.7967 $6.8260  $5.8986 $6.1962  $6.1505
                           =======  ======= =======  ======= =======  =======
     Total return .......  18.17%   12.40%  38.57%    2.39%  14.02%   20.84%
     Net assets, end of
      period (000
      omitted)  .........$615,108$513,163$418,826 $276,737$220,590 $122,363
     Ratio of expenses
      to average net
      assets ............   0.73%*   0.73%   0.75%    0.77%   0.78%    0.80%
     Ratio of net investment
      income to average
      net assets  .......   0.99%*   1.44%   1.35%    2.07%   1.01%    2.00%
     Portfolio turnover
      rate  .............  99.20%  243.00% 245.80%  277.36% 297.81%  225.87%
     Average commission
      rate paid  ........  $0.0595 $0.0572

     *Annualized.
                         See notes to financial statements.

     FINANCIAL HIGHLIGHTS OF
     THE INCOME PORTFOLIO
     For a Share of Capital Stock Outstanding Throughout Each Period:
     (Unaudited)

                          For the
                         six months  For the fiscal year ended December 31,
                            ended   -----------------------------------------
                          6/30/97     1996     1995     1994    1993   1992
                        ----------  ------- -------  ------- -------  -------
     Net asset value,
      beginning of
      period  ........... $10.1373 $ 8.6756 $6.7689  $6.9180 $5.9530  $5.3158
                          -------- -------- -------  ------- -------  -------
     Income from investment
      operations:
      Net investment
        income ..........   0.0465   0.0856  0.0839   0.0703  0.0651   0.0803
      Net realized and
        unrealized gain (loss)
        on investments ..   1.8792   1.6280  2.0525  (0.1491) 0.9650   0.6496
                          -------- -------- -------  ------- -------  -------
     Total from investment
      operations  .......   1.9257   1.7136  2.1364  (0.0788) 1.0301   0.7299
                          -------- -------- -------  ------- -------  -------
     Less distributions:
      From net
        investment
        income ..........  (0.0000) (0.0856)(0.0839) (0.0703)(0.0651) (0.0803)
      From capital
        gains............  (0.0000) (0.1663)(0.1457) (0.0000)(0.0000) (0.0124)
      In excess of
        capital gains (0.0000)      (0.0000)(0.0001) (0.0000)(0.0000) (0.0000)
                          -------- -------- -------  ------- -------  -------
     Total distributions.  (0.0000) (0.2519)(0.2297) (0.0703)(0.0651) (0.0927)
                          -------- -------- -------  ------- -------  -------
     Net asset value,
      end of period  .... $12.0630 $10.1373 $8.6756  $6.7689 $6.9180  $5.9530
                          ======== ======== =======  ======= =======  =======
     Total return........  19.00%   19.75%  31.56%   -1.14%  17.30%   13.78%
     Net assets, end of
      period (000
      omitted)  .........$578,061$462,391$331,194 $218,774$155,092  $65,027
     Ratio of expenses
      to average net
      assets ............   0.73%*   0.73%   0.77%    0.77%   0.79%    0.85%
     Ratio of net investment
      income to average
      net assets  .......   0.88%*   0.97%   1.13%    1.16%   1.36%    1.78%
     Portfolio turnover
      rate  .............  12.11%   22.95%  15.00%   23.32%  18.38%   15.74%
     Average commission
      rate paid  ........  $0.0585 $0.0586

     *Annualized.
                         See notes to financial statements.

     FINANCIAL HIGHLIGHTS OF
     THE SCIENCE AND TECHNOLOGY PORTFOLIO
     For a Share of Capital Stock Outstanding Throughout The Period:
     (Unaudited)
                          For the
                           period
                            ended
                         6/30/97*
                        ----------
     Net asset value,
      beginning of
      period  ...........  $5.0000
                           -------
     Income from investment
      operations:
      Net investment
        income ..........   0.0244
      Net realized and
        unrealized gain
        on investments ..   0.5480
                           -------
     Total from investment
      operations  .......   0.5724
                           -------
     Less distributions:
      From net
        investment
        income ..........  (0.0000)
      From capital
        gains............  (0.0000)
                           -------
     Total distributions   (0.0000)
                           -------
     Net asset value,
      end of period  ....  $5.5724
                           =======
     Total return........  11.45%
     Net assets, end of
      period (000
      omitted)  ......... $3,233
     Ratio of expenses
      to average net
      assets ............   0.87%
     Ratio of net investment
      income to average
      net assets  .......   3.09%
     Portfolio turnover
      rate  .............   0.00%
     Average commission
      rate paid  ........  $0.0339

       *The Science and Technology Portfolio's inception date is March 13, 1997;
        however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from April 4, 1997 (initial offering) through June 30, 1997. Ratios have been annualized.

     FINANCIAL HIGHLIGHTS OF
     THE INTERNATIONAL PORTFOLIO
     For a Share of Capital Stock Outstanding Throughout Each Period:
     (Unaudited)
                          For the For the fiscal year ended         For the
                       six months       December 31,                 period
                            ended  ------------------------           ended
                          6/30/97     1996              1995        12/31/94*
                           ------  -------          --------        ----------
     Net asset value,
      beginning of
      period  ...........  $5.9990  $5.2790          $4.9926          $5.0000
                           -------  -------          -------          -------
     Income from investment
      operations:
      Net investment
        income ..........   0.0401   0.0644           0.0846           0.0207
      Net realized and
        unrealized gain (loss)
        on investments...   0.7735   0.7329           0.2790          (0.0074)
                           -------  -------          -------          -------
     Total from investment
      operations  .......   0.8136   0.7973           0.3636           0.0133
                           -------  -------          -------          -------
     Less distributions:
      From net
        investment
        income ..........  (0.0000) (0.0644)         (0.0772)         (0.0207)
      From capital
        gains ...........  (0.0000) (0.0129)         (0.0000)         (0.0000)
                           -------  -------          -------          -------
     Total distributions.  (0.0000) (0.0773)         (0.0772)         (0.0207)
                           -------  -------          -------          -------
     Net asset value,
      end of period  ....  $6.8126  $5.9990          $5.2790          $4.9926
                           =======  =======          =======          =======
     Total return........  13.56%   15.11%            7.28%            0.26%
     Net assets, end of
      period (000
      omitted)  .........$103,849 $79,849          $50,196          $26,020
     Ratio of expenses
      to average net
      assets ............   0.99%**  1.00%            1.02%            1.26%
     Ratio of net investment
      income to average
      net assets  .......   1.36%**  1.42%            1.99%            1.36%
     Portfolio turnover
      rate  .............  50.18%   75.01%           34.93%           23.23%
     Average commission
      rate paid  ........  $0.0102 $0.0217
      *The International Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
     **Annualized.
                         See notes to financial statements.

     FINANCIAL HIGHLIGHTS OF
     THE SMALL CAP PORTFOLIO
     For a Share of Capital Stock Outstanding Throughout Each Period:
     (Unaudited)
                          For the  For the fiscal year ended        For the
                       six months         December 31,               period
                            ended--------------------------           ended
                          6/30/97     1996              1995        12/31/94*
                          ------- --------          --------        ----------
     Net asset value,
      beginning of
      period  ...........  $8.0176  $7.6932          $5.9918          $5.0000
                           -------  -------          -------          -------
     Income from investment
      operations:
      Net investment
        income ..........   0.0031   0.0170           0.0900           0.0376
      Net realized and
        unrealized gain
        on investments ..   0.9306   0.6367           1.8470           1.0086
                           -------  -------          -------          -------
     Total from investment
      operations  .......   0.9337   0.6537           1.9370           1.0462
                           -------  -------          -------          -------
     Less distributions:
      From net
        investment income  (0.0000) (0.0170)         (0.0900)         (0.0376)
      From capital
        gains............  (0.0000) (0.3123)         (0.1456)         (0.0168)
                           -------  -------          -------          -------
     Total distributions   (0.0000) (0.3293)         (0.2356)         (0.0544)
                           -------  -------          -------          -------
     Net asset value,
      end of period  ....  $8.9513  $8.0176          $7.6932          $5.9918
                           =======  =======          =======          =======
     Total return........  11.65%    8.50%           32.32%           20.92%
     Net assets, end of
      period (000
      omitted)  .........$118,869 $97,408          $55,591          $16,080
     Ratio of expenses
      to average net
      assets ............   0.91%**  0.91%            0.96%            1.08%
     Ratio of net investment
      income to average
      net assets  .......   0.08%**  0.25%            1.77%            2.35%
     Portfolio turnover
      rate  ............. 106.14%  133.77%           43.27%           21.61%
     Average commission
      rate paid  ........  $0.0495 $0.0448

      *The Small Cap Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
     **Annualized.
                         See notes to financial statements.

     FINANCIAL HIGHLIGHTS OF
     THE BALANCED PORTFOLIO
     For a Share of Capital Stock Outstanding Throughout Each Period:
     (Unaudited)
                          For the  For the fiscal year ended        For the
                       six months         December 31,               period
                            ended----------------------------         ended
                          6/30/97     1996              1995        12/31/94*
                         -------- --------          --------        ----------
     Net asset value,
      beginning of
      period  ...........  $6.1967  $5.9000          $4.9359          $5.0000
                           -------  -------          -------          -------
     Income from investment
      operations:
      Net investment
        income ..........   0.0983   0.1594           0.1333           0.0460
      Net realized and
        unrealized gain (loss)
        on investments ..   0.5052   0.5003           1.0611          (0.0641)
                           -------  -------          -------          -------
     Total from investment
      operations  .......   0.6035   0.6597           1.1944          (0.0181)
                           -------  -------          -------          -------
     Less distributions:
      From net
        investment
        income ..........  (0.0000) (0.1594)         (0.1333)         (0.0460)
      From capital
        gains............  (0.0000) (0.2036)         (0.0970)         (0.0000)
                           -------  -------          -------          -------
     Total distributions   (0.0000) (0.3630)         (0.2303)         (0.0460)
                           -------  -------          -------          -------
     Net asset value,
      end of period  ....  $6.8002  $6.1967          $5.9000          $4.9359
                           =======  =======          =======          =======
     Total return........   9.74%   11.19%           24.19%           -0.37%
     Net assets, end of period
      (000 omitted)  ....$54,538  $42,427          $23,603           $8,671
     Ratio of expenses
      to average net
      assets ............   0.69%**  0.70%            0.72%            0.95%
     Ratio of net investment
      income to average
      net assets  .......   3.34%**  3.18%            3.22%            3.14%
     Portfolio turnover
      rate  .............  25.23%   44.23%           62.87%           19.74%
     Average commission
      rate paid  ........  $0.0535 $0.0579

      *The Balanced Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
     **Annualized.
                         See notes to financial statements.

     FINANCIAL HIGHLIGHTS OF
     THE ASSET STRATEGY PORTFOLIO
     For a Share of Capital Stock Outstanding Throughout Each Period:
     (Unaudited)
                          For the           For the          For the
                       six months         fiscal year         period
                            ended             ended            ended
                          6/30/97          12/31/96         12/31/95*
                        ---------          --------         ---------
     Net asset value,
      beginning of
      period  ...........  $5.1343          $5.0137          $5.0000
                           -------          -------          -------
     Income from investment
      operations:
      Net investment
        income ..........   0.0891           0.1814           0.0717
      Net realized and
        unrealized gain
        on investments ..   0.2705           0.1206           0.0193
                           -------          -------          -------
     Total from investment
      operations  .......   0.3596           0.3020           0.0910
                           -------          -------          -------
     Less distributions:
      From net
        investment
        income ..........  (0.0000)         (0.1814)         (0.0713)
      From capital
        gains............  (0.0000)         (0.0000)         (0.0060)
                           -------          -------          -------
     Total distributions   (0.0000)         (0.1814)         (0.0773)
                           -------          -------          -------
     Net asset value,
      end of period  ....  $5.4939          $5.1343          $5.0137
                           =======          =======          =======
     Total return........   7.00%            6.05%            1.80%
     Net assets, end of
      period (000
      omitted)  ......... $9,029           $8,474           $4,344
     Ratio of expenses
      to average net
      assets ............   1.01%**          0.93%            0.91%
     Ratio of net investment
      income to average
      net assets  .......   3.47%**          3.92%            4.42%
     Portfolio turnover
      rate  ............. 123.14%           49.92%          149.17%
     Average commission
      rate paid  ........  $0.0406        $0.0375

       *The Asset Strategy Portfolio's inception date is February 14, 1995;
        however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through December 31, 1995. Ratios have been annualized.
      **Annualized.
                         See notes to financial statements.

     FINANCIAL HIGHLIGHTS OF
     THE MONEY MARKET PORTFOLIO
     For a Share of Capital Stock Outstanding Throughout Each Period:
     (Unaudited)

                          For the
                         six months  For the fiscal year ended December 31,
                            ended   -----------------------------------------
                          6/30/97     1996     1995     1994    1993   1992
                        ----------  ------- -------  ------- -------  -------
     Net asset value,
      beginning of
      period  ...........  $1.0000  $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                           -------  ------- -------  ------- -------  -------
     Net investment
      income  ...........   0.0247   0.0486  0.0542   0.0368  0.0260   0.0324
     Less dividends
      declared  .........  (0.0247) (0.0486)(0.0542) (0.0368)(0.0260) (0.0324)
                           -------  ------- -------  ------- -------  -------
     Net asset value,
      end of period  ....  $1.0000  $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                           =======  ======= =======  ======= =======  =======
     Total return .......   2.49%    5.01%   5.56%    3.72%   2.63%    3.29%
     Net assets, end of
      period (000
      omitted)  .........$38,773  $37,258 $36,872  $30,812 $26,000  $23,995
     Ratio of expenses
      to average net
      assets ............   0.60%*   0.61%   0.62%    0.65%   0.65%    0.65%
     Ratio of net investment
      income to average
      net assets  .......   4.98%*   4.87%   5.42%    3.72%   2.61%    3.17%

     *Annualized.
                         See notes to financial statements.

     FINANCIAL HIGHLIGHTS OF
     THE LIMITED-TERM BOND PORTFOLIO
     For a Share of Capital Stock Outstanding Throughout Each Period:
     (Unaudited)
                          For the For the fiscal year ended         For the
                       six months         December 31,               period
                            ended ---------------------------         ended
                          6/30/97     1996              1995        12/31/94*
                        --------- ---------        ---------        ----------
     Net asset value,
      beginning of
      period  ...........  $5.1639  $5.2521          $4.8611          $5.0000
                           -------  -------          -------          -------
     Income from investment
      operations:
      Net investment
        income ..........   0.1435   0.2842           0.2841           0.1507
      Net realized and
        unrealized gain (loss)
        on investments ..  (0.0113) (0.0870)          0.4122          (0.1375)
                           -------  -------          -------          -------
     Total from investment
      operations  .......   0.1322   0.1972           0.6963           0.0132
                           -------  -------          -------          -------
     Less distributions:
      From net
        investment
        income ..........  (0.0000) (0.2842)         (0.2841)         (0.1507)
      From capital
        gains ...........  (0.0000) (0.0012)         (0.0212)         (0.0014)
                           -------  -------          -------          -------
     Total distributions   (0.0000) (0.2854)         (0.3053)         (0.1521)
                           -------  -------          -------          -------
     Net asset value,
      end of period  ....  $5.2961  $5.1639          $5.2521          $4.8611
                           =======  =======          =======          =======
     Total return........   2.56%    3.79%           14.29%            0.26%
     Net assets, end of
      period (000
      omitted)  ......... $4,147   $3,715           $2,853           $1,645
     Ratio of expenses
      to average net
      assets ............   0.88%**  0.76%            0.71%            0.93%
     Ratio of net investment
      income to average
      net assets  .......   5.85%**  5.92%            6.22%            5.89%
     Portfolio turnover
      rate  .............   9.77%   15.81%           18.16%           93.83%

       *The Limited-Term Bond Portfolio's inception date is April 28, 1994;
        however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
      **Annualized.
                         See notes to financial statements.

     FINANCIAL HIGHLIGHTS OF
     THE BOND PORTFOLIO
     For a Share of Capital Stock Outstanding Throughout Each Period:
      (Unaudited)

                          For the
                         six months  For the fiscal year ended December 31,
                            ended   -----------------------------------------
                          6/30/97     1996     1995     1994    1993   1992
                        ----------  ------- -------  ------- -------  -------
     Net asset value,
      beginning of
      period  ...........  $5.2004  $5.3592 $4.7393  $5.4045 $5.2626  $5.2661
                           -------  ------- -------  ------- -------  -------
     Income from investment
      operations:
      Net investment
        income ..........   0.1691   0.3407  0.3556   0.3507  0.3334   0.3643
      Net realized and
        unrealized gain
        (loss) on
        investments .....  (0.0117) (0.1588) 0.6202  (0.6652) 0.3046   0.0216
                           -------  ------- -------  ------- -------  -------
     Total from investment
      operations  .......   0.1574   0.1819  0.9758  (0.3145) 0.6380   0.3859
                           -------  ------- -------  ------- -------  -------
     Less distributions:
      From net
        investment
        income ..........  (0.0000) (0.3407)(0.3559) (0.3507)(0.3334) (0.3643)
      From capital
        gains ...........  (0.0000) (0.0000)(0.0000) (0.0000)(0.1627) (0.0251)
                           -------  ------- -------  ------- -------  -------
     Total distributions.  (0.0000) (0.3407)(0.3559) (0.3507)(0.4961) (0.3894)
                           -------  ------- -------  ------- -------  -------
     Net asset value,
      end of period  ....  $5.3578  $5.2004 $5.3592  $4.7393 $5.4045  $5.2626
                           =======  ======= =======  ======= =======  =======
     Total return .......   3.03%    3.43%  20.56%   -5.90%  12.37%    7.67%
     Net assets, end of
      period (000
      omitted)  .........$91,927  $92,367 $88,570  $74,017 $81,727  $49,428
     Ratio of expenses
      to average net
      assets ............   0.59%*   0.59%   0.60%    0.62%   0.62%    0.64%
     Ratio of net investment
      income to average
      net assets  .......   6.43%*   6.39%   6.73%    6.73%   6.01%    6.91%
     Portfolio turnover
      rate  .............  14.53%   64.02%  71.17%  135.82%  68.75%   44.32%

     *Annualized.
                         See notes to financial statements.

     FINANCIAL HIGHLIGHTS OF
     THE HIGH INCOME PORTFOLIO
     For a Share of Capital Stock Outstanding Throughout Each Period:
      (Unaudited)

                          For the
                         six months  For the fiscal year ended December 31,
                            ended   -----------------------------------------
                          6/30/97     1996     1995     1994    1993   1992
                        ----------  ------- -------  ------- -------  -------
     Net asset value,
      beginning of
      period  ...........  $4.5750  $4.4448 $4.1118  $4.6373 $4.2886  $4.0770
                           -------  ------- -------  ------- -------  -------
     Income from investment
      operations:
      Net investment
        income ..........   0.2015   0.4216  0.4165   0.4106  0.3899   0.4050
      Net realized and
        unrealized gain
        (loss) on
        investments .....   0.0840   0.1302  0.3330  (0.5255) 0.3487   0.2116
                           -------  ------- -------  ------- -------  -------
     Total from investment
      operations  .......   0.2855   0.5518  0.7495  (0.1149) 0.7386   0.6166
                           -------  ------- -------  ------- -------  -------
     Less dividends from
      net investment
      income  ...........  (0.0000) (0.4216)(0.4165) (0.4106)(0.3899) (0.4050)
                           -------  ------- -------  ------- -------  -------
     Net asset value,
      end of period  ....  $4.8605  $4.5750 $4.4448  $4.1118 $4.6373  $4.2886
                           =======  ======= =======  ======= =======  =======
     Total return .......   6.24%   12.46%  18.19%   -2.55%  17.90%   15.70%
     Net assets, end of
      period (000
      omitted)  .........$106,427 $97,406 $86,686  $72,644 $71,265  $41,456
     Ratio of expenses
      to average net
      assets ............   0.71%*   0.71%   0.72%    0.74%   0.75%    0.77%
     Ratio of net investment
      income to average
      net assets  .......   8.84%*   9.10%   9.25%    9.03%   8.66%    9.48%
     Portfolio turnover
      rate  .............  29.89%   58.91%  41.78%   37.86%  54.22%   60.79%

     *Annualized.

                         See notes to financial statements.

     TMK/UNITED FUNDS, INC.
     NOTES TO FINANCIAL STATEMENTS
     JUNE 30, 1997

     NOTE 1 -- Significant Accounting Policies

          TMK/United Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is currently divided into the eleven classes that are designated the Growth Portfolio, the Income Portfolio, the Science and Technology Portfolio, the International Portfolio, the Small Cap Portfolio, the Balanced Portfolio, the Asset Strategy Portfolio, the Money Market Portfolio, the Limited-Term Bond Portfolio, the Bond Portfolio and the High Income Portfolio. The assets belonging to each Portfolio are held separately by the Custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income, and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotations system) which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

     B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. For International Portfolio, dividend income is net of foreign withholding taxes of $77,534. See Note 3 -- Investment Securities Transactions.

     C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

     D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

     E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Portfolio on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

          The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     NOTE 2 -- Investment Management And Payments To Affiliated Persons

          The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the following annual rates:
     Growth Portfolio - .20% of net assets; Income Portfolio - .20% of net assets; Science and Technology Portfolio - .20% of net assets; International Portfolio - .30% of net assets; Small Cap Portfolio - .35% of net assets; Balanced Portfolio - .10% of net assets; Asset Strategy Portfolio - .30% of net assets; Money Market Portfolio - none; Limited-Term Bond Portfolio - .05% of net assets; Bond Portfolio - .03% of net assets; High Income Portfolio - .15% of net assets and (ii) a base fee computed each day on the combined net asset values of all of the Portfolios (approximately $1.7 billion of combined net assets at June 30, 1997) and allocated among the Portfolios based on their relative net asset size at the annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, and .45% of that amount over $2.25 billion. The Fund accrues and pays this fee daily.

          Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. (W&R), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

          The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                               Accounting Services Fee
                       Average
                    Net Asset Level                  Annual Fee
               (all dollars in millions)    Rate for Each Portfolio
               --------------------------   -----------------------
               From $    0  to $   10                  $      0
               From $   10  to $   25                  $ 10,000
               From $   25  to $   50                  $ 20,000
               From $   50  to $  100                  $ 30,000
               From $  100  to $  200                  $ 40,000
               From $  200  to $  350                  $ 50,000
               From $  350  to $  550                  $ 60,000
               From $  550  to $  750                  $ 70,000
               From $  750  to $1,000                  $ 85,000
                    $1,000 and Over                    $100,000

          The Fund paid Directors' fees of $27,661, which are included in other expenses.

          W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

     NOTE 3 -- Investment Security Transactions

          Investment securities transactions for the period ended June 30, 1997 are summarized as follows:

                                                                Science and
                                         Growth        Income    Technology
                                      Portfolio     Portfolio     Portfolio
                                    -----------     ---------     ---------
     Purchases of investment
      securities, excluding short-
      term and U.S. Government
      securities                   $538,092,760   $81,861,735    $1,466,213
     Purchases of U.S. Government
        securities                          ---           ---           ---
     Purchases of short-term
      securities                    297,010,986   175,855,245    83,360,212
     Proceeds from maturities
      and sales of investment
      securities, excluding
      short-term and U.S.
      Government securities         521,375,120    57,908,500           ---
     Proceeds from maturities
      and sales of U.S.
      Government securities                 ---           ---           ---
     Proceeds from maturities
      and sales of short-term
      securities                    296,976,722   174,868,917    81,847,000

                                  International  Small Cap   Balanced
                                      Portfolio  Portfolio  Portfolio
                                    -----------  ---------  ---------
     Purchases of investment
      securities, excluding short-
      term and U.S. Government
      securities                    $58,697,854  $104,046,986   $10,683,818
     Purchases of U.S. Government
        securities                          ---           ---     4,159,077
     Purchases of short-term
      securities                     59,334,049   126,437,589    30,063,336
     Proceeds from maturities
      and sales of investment
      securities, excluding
      short-term and U.S.
      Government securities          42,015,310    93,046,452     8,175,456
     Proceeds from maturities
      and sales of U.S.
      Government securities                 ---           ---     2,050,313
     Proceeds from maturities
      and sales of short-term
      securities                     60,266,695   127,246,359    26,153,000

                                                  Limited-
                                 Asset Strategy  Term Bond       Bond
                                      Portfolio  Portfolio  Portfolio
                                    -----------  ---------  ---------
     Purchases of investment
      securities, excluding short-
      term and U.S. Government
      securities                     $9,632,410      $407,326    $7,599,527
     Purchases of U.S. Government
        securities                          ---       302,084     7,496,307
     Purchases of short-term
      securities                      8,049,728       787,000    19,905,919
     Proceeds from maturities
      and sales of investment
      securities, excluding
      short-term and U.S.
      Government securities           6,045,904       280,142     9,361,761
     Proceeds from maturities
      and sales of U.S.
      Government securities           3,066,398        66,709     3,333,450
     Proceeds from maturities
      and sales of short-term
      securities                      8,274,814       701,000    22,562,682

                                           High
                                         Income
                                      Portfolio
                                    -----------
     Purchases of investment
      securities, excluding short-
      term and U.S. Government
      securities                    $37,714,878
     Purchases of U.S. Government
        securities                          ---
     Purchases of short-term
      securities                     42,336,729
     Proceeds from maturities
      and sales of investment
      securities, excluding
      short-term and U.S.
      Government securities          28,130,645
     Proceeds from maturities
      and sales of U.S.
      Government securities                 ---
     Proceeds from maturities
      and sales of short-term
      securities                     43,873,568


          For Federal income tax purposes, cost of investments owned at June 30, 1997, and the related unrealized appreciation (depreciation) were as follows:

                                                                 Aggregate
                                  CostAppreciationDepreciationAppreciation
                          ------------------------------------------------
     Growth Portfolio     $524,413,734$ 99,594,999$(2,810,838)$ 96,784,161
     Income Portfolio      361,742,364 218,445,862 (2,322,429) 216,123,433
     Science and Technology
       Portfolio             2,979,998     219,046    (40,497)     178,549
     International Portfolio94,764,414  16,375,651  (4,004,031) 12,371,620
     Small Cap Portfolio   108,632,362  18,466,340  (6,926,314)  11,540,026
     Balanced Portfolio     48,080,711   7,147,563    (797,946)  6,349,617
     Asset Strategy Portfolio8,594,991     549,358     (18,978)    530,380
     Money Market Portfolio 38,254,399          --         --           --
     Limited-Term Bond Portfolio4,054,116   30,348     (13,552)     16,796
     Bond Portfolio         89,131,408   1,768,556    (410,327)  1,358,229
     High Income Portfolio 101,346,875   5,175,198   (595,451)   4,579,747

     NOTE 4 -- Federal Income Tax Matters

          The Fund's income and expenses attributed to each Portfolio and the gains and losses on security transactions of each Portfolio have been attributed to that Portfolio for Federal income tax purposes as well as accounting purposes. For Federal income tax purposes, Growth, Income, Balanced, and Limited-Term Bond Portfolios realized capital gain net income of $51,622,358, $7,401,806, $1,315,431 and $848, respectively, during the year ended December 31, 1996. For Federal income tax purposes, Small Cap Portfolio realized capital gain net income of $8,896,601 for the year ended December 31, 1996, which included the effect of certain losses deferred into the next fiscal year (see discussion below). For Federal income tax purposes, High Income Portfolio realized capital gain net income of $2,951,518 for the year ended December 31, 1996, which was entirely offset by utilization of capital loss carryforwards. Remaining prior year capital loss carryforwards of High Income Portfolio aggregated $237,516 as of December 31, 1996, and are available to offset future capital gain net income through December 31, 2003. For Federal income tax purposes, International Portfolio, Asset Strategy Portfolio and Bond Portfolio realized capital losses of $1,145,948, $46,572 and $16,696, respectively, during the year ended December 31, 1996. These amounts are available to offset future realized capital gain net income through December 31, 2004. In addition, prior year capital loss carryforwards of Bond Portfolio aggregated $2,603,035 as of December 31, 1996, and are available to offset future realized capital gain net income through December 31, 2002. The capital gain net income of Growth, Income, Balanced and Limited-Term Bond Portfolios was paid to shareholders during the year ended December 31, 1996. A portion of the capital gain net income of Small Cap Portfolio was paid to shareholders during the period ended December 31, 1996. Remaining capital gain net income will be distributed to shareholders.

          Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 1996 through December 31, 1996, Small Cap Portfolio incurred net capital losses of $5,285,152, which have been deferred to the calendar year ending December 31, 1997.

     DIRECTORS
     Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
     Henry L. Bellmon, Red Rock, Oklahoma
     Dodds I. Buchanan, Boulder, Colorado
     James M. Concannon, Topeka, Kansas
     John A. Dillingham, Kansas City, Missouri
     Linda Graves, Topeka, Kansas
     John F. Hayes, Hutchinson, Kansas
     Glendon E. Johnson, Miami, Florida
     William T. Morgan, Coronado, California
     William L. Rogers, Los Angeles, California
     Frank J. Ross, Jr., Kansas City, Missouri
     Eleanor B. Schwartz, Kansas City, Missouri
     Keith A. Tucker, Overland Park, Kansas
     Frederick Vogel III, Milwaukee, Wisconsin
     Paul S. Wise, Carefree, Arizona



     OFFICERS

     Keith A. Tucker, President
     Michael L. Avery, Vice President
     Daniel P. Becker, Vice President
     James C. Cusser, Vice President
     Abel Garcia, Vice President
     Robert L. Hechler, Vice President
     Henry J. Herrmann, Vice President
     Theodore W. Howard, Vice President and Treasurer
     Thomas A. Mengel, Vice President
     Sharon K. Pappas, Vice President and Secretary
     Richard K. Poettgen, Vice President
     Cynthia P. Prince-Fox, Vice President
     Louise D. Rieke, Vice President
     Zachary H. Shafran, Vice President
     W. Patrick Sterner, Vice President
     Carl E. Sturgeon, Vice President
     Russell E. Thompson, Vice President
     Daniel J. Vrabac, Vice President
     James D. Wineland, Vice President




     This report is submitted for the general information of the shareholders of TMK/United Funds, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the TMK/United Funds, Inc. current prospectus.

     Advantage I.  A flexible premium variable life insurance policy.

     Advantage II.  A deferred variable annuity policy.

     Both offer you the investment flexibility of positioning your investment in one or more of the following professionally managed portfolios:

     GROWTH Portfolio
     Objective:    Capital growth with income as a secondary goal.

     Invested In:  Mainly common stocks of large, well-known companies representing major sectors of the economy.

     INCOME Portfolio
     Objective:    Maintain current income, subject to market conditions.

     Invested In: Primarily common stocks or securities convertible into common stocks.

     SCIENCE AND TECHNOLOGY Portfolio
     Objective:    Long-term capital growth.

     Invested in:  Common stocks of companies whose products, processes or services are expected to benefit from scientific or technological discoveries or developments.

     INTERNATIONAL Portfolio
     Objective:    Long-term appreciation of capital with a secondary goal of current income.

     Invested in:  Securities issued by companies or governments of any nation.

     SMALL CAP Portfolio
     Objective:    Capital growth.

     Invested in:  Common stocks of relatively new or unseasoned companies, or smaller companies positioned in new and emerging industries.

     BALANCED Portfolio
     Objective:    Current income with a secondary goal of long-term
                appreciation of capital.

     Invested in:  A variety of securities including debt securities, common stocks and preferred stocks.

     ASSET STRATEGY Portfolio
     Objective:    High total return with reduced risk over the long term.

     Invested In: An allocation of its assets among stocks, bonds, and short-term instruments.

     MONEY MARKET Portfolio
     Objective:    Maximum income consistent with stability of principal.

     Invested In:  Short-term securities including bank CD's, government securities, investment grade commercial paper and other corporate debt securities.

     LlMITED-TERM BOND Portfolio
     Objective:    High level of current income consistent with the preservation of capital.

     Invested in:  Debt securities of investment grade, including debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; the portfolio will maintain a dollar weighted average maturity of two to five years.

     BOND Portfolio
     Objective:    Income with an emphasis on preservation of capital.

     Invested In:  High-quality bonds issued by companies in a variety of industries; government securities.

     HIGH INCOME Portfolio
     Objective:    High level of income with a secondary objective of capital appreciation when consistent with its primary objective.

     Invested In: Corporate bonds offering higher rates of return than investment-grade bonds.






     FOR MORE INFORMATION:
     Contact your representative, or your local office as listed on your Account Statement, or contact:
       United Investors Life
       Variable Products Division
       P.O. Box 156
       Birmingham, AL  35201-0156
       (205)325-4300


     NUR1016SA(6-97)

     printed on recycled paper